UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6114

(Exact name of registrant as specified in charter)

American Performance Funds

(Address of principal executive offices)	(Zip code)

BISYS Fund Services            3435 Stlezer Rd. Columbus, OH 43219

(Name and address of agent for service)

BISYS Fund Services            3435 Stlezer Rd. Columbus, OH 43219

Registrant’s telephone number, including area code: 1-800-762-7085

Date of fiscal year end: 8/31/05

Date of reporting period: 5/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

AMERICAN PERFORMANCE FUNDS

U.S. Treasury Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
Repurchase Agreements (100.2%):

55,000,000	Bear Stearns Cos., Inc., 2.90%, 6/1/05 (Purchased on 5/31/05, proceeds at maturity $55,004,431, collateralized by U.S. Treasury Securities (0.00% - 14.00%), (8/15/06 - 2/15/19), fair value $57,198,493)	$55,000,000
135,000,000	Deutsche Bank, 2.95%, 6/1/05 (Purchased on 5/31/05, proceeds at maturity $135,011,063, collateralized by U.S. Treasury Securities (0.00% - 10.75%), (8/11/05 - 11/15/17), fair value $137,700,282)	135,000,000
141,803,269	JPMorgan Chase & Co., 2.93%, 6/1/05 (Purchased on 5/31/05, proceeds at maturity $141,814,811, collateralized by U.S. Treasury Securities, 0.00%, 5/15/16 - 5/15/26, fair value $144,640,213)	141,803,269
160,000,000	Merrill Lynch & Co., Inc., 2.95%, 6/1/05 (Purchased on 5/31/05, proceeds at maturity $160,013,111, collateralized by U.S. Government Securities (3.38% - 12.00%), (11/15/06 - 5/20/35), fair value $163,200,594)	160,000,000
150,000,000	Morgan Stanley Dean Witter & Co., 2.93%, 6/1/05 (Purchased on 5/31/05, proceeds at maturity $150,012,208, collateralized by U.S. Treasury Bond, 1.88%,7/15/13, fair value $153,000,671)	150,000,000
145,000,000	SG Cowen, 2.93%, 6/1/05 (Purchased on 5/31/05, proceeds at maturity $145,011,801.39, collateralized by U.S. Treasury Securities (2.38% - 8.13%), (7/15/06 - 8/15/27), fair value $147,900,193)	145,000,000
140,000,000	UBS Warburg, 3.03%, 6/1/05 (Purchased on 5/31/05, proceeds at maturity $140,012,783, collateralized by U.S. Government Securities (0.00% - 9.24%), (5/16/28 - 6/17/45), fair value $142,800,006)	140,000,000

Total Repurchase Agreements (Amortized Cost $926,803,269)		926,803,269

Total Investments (Amortized Cost $926,803,269) (a) - 100.2%		926,803,269
Liabilities in excess of other assets - (0.2)%		(2,103,359)

NET ASSETS - 100.0%		$924,699,910

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Institutional U.S. Treasury Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
Repurchase Agreements (100.2%):

45,000,000	Bear Stearns Cos., Inc., 2.90%, 6/1/05 (Purchased on 5/31/05, proceeds at maturity $45,003,625, collateralized by U.S. Treasury Securities (0.00% - 14.00%), (8/15/06 - 2/15/19), fair value $46,798,767)	$45,000,000
55,000,000	Deutsche Bank, 2.95%, 6/1/05 (Purchased on 5/31/05, proceeds at maturity $55,004,507, collateralized by U.S. Treasury Securities (0.00% - 10.75%), (8/11/05 - 11/15/17), fair value $56,100,115)	55,000,000
38,706,384	JPMorgan Chase & Co., 2.93%, 6/1/05 (Purchased on 5/31/05, proceeds at maturity $38,709,534, collateralized by U.S. Treasury Securities, 0.00%, 5/15/16 - 5/15/26), fair value $39,480,751)	38,706,384
40,000,000	Merrill Lynch & Co., Inc., 2.95%, 6/1/05 (Purchased on 5/31/05, proceeds at maturity $40,003,278, collateralized by U.S. Government Securities (3.38% - 12.00%), (11/15/06 - 5/20/35), fair value $40,800,149)	40,000,000
30,000,000	Morgan Stanley Dean Witter & Co., 2.93%, 6/1/05 (Purchased on 5/31/05, proceeds at maturity $30,002,442, collateralized by U.S. Treasury Bond, 1.88%, 7/15/13, fair value $30,600,134)	30,000,000
45,000,000	SG Cowen, 2.93%, 6/1/05 (Purchased on 5/31/05, proceeds at maturity $45,003,663, collateralized by U.S. Treasury Securities (2.38% - 8.13%), (7/15/06 - 8/15/27), fair value $45,900,060)	45,000,000
55,000,000	UBS Warburg, 3.03%, 6/1/05 (Purchased on 5/31/05, proceeds at maturity $55,004,629, collateralized by U.S. Government Securities (0.00% - 9.24%), (5/16/28 - 6/17/45), fair value $56,100,002)	55,000,000

Total Repurchase Agreements		308,706,384

Total Investments (Cost $308,706,384) (a) - 100.2%		308,706,384
Liabilities in excess of other assets - (0.2)%		(735,876)

NET ASSETS - 100.0%		$307,970,508

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Cash Management Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
Certificates of Deposit (2.7%):

Foreign Bank & Branches & Agencies (2.7%):

20,000,000	Societe Generale, 3.02%, 6/30/05	$20,000,000

Total Certificates of Deposit (Cost $20,000,000)		20,000,000

Commercial Paper** (23.8%):*

Banking (6.4%):

10,000,000	ABN AMRO National Finance Corp., 3.07%, 7/22/05	9,956,792
11,925,000	Lloyds TSB Bank, 3.01%, 6/30/05	11,896,181
6,000,000	Royal Bank of Scotland, 3.00%, 6/13/05	5,994,000
15,000,000	State Street Corp., 3.01%, 6/3/05	14,997,491
5,000,000	State Street Corp., 3.02%, 6/21/05	4,991,639

		47,836,103

Financial Services (10.7%):

20,000,000	Citigroup Global Markets, Inc., 3.03%, 6/15/05	19,976,512
5,000,000	General Electric Capital Corp., 3.01%, 6/6/05	4,997,910
15,000,000	Nordea North America, Inc., 2.99%, 6/23/05	14,972,683
14,000,000	Rabobank USA Finance Corp., 3.00%, 6/2/05	13,998,837
6,000,000	Rabobank USA Finance Corp., 3.01%, 6/6/05	5,997,500
6,000,000	USAA Capital Corp., 2.98%, 6/3/05	19,996,689

		79,940,131

Insurance (0.5%):

3,400,000	ING America Insurance, 3.06%, 7/8/05	3,389,342

Oil - Integrated Companies (2.7%):

15,000,000	Total Capital, 3.00%, 6/1/05 (b)	15,000,000
5,000,000	Total Capital, 2.99%, 6/9/05 (b)	4,996,689

		19,996,689

Pharmaceuticals (0.8%):

6,000,000	Pfizer, Inc., 2.97%, 6/10/05 (b)	5,995,545

Retail - Department Stores (2.7%):

20,000,000	Wal-Mart Stores, Inc., 2.99%, 6/24/05	19,961,922

Total Commercial Paper (Cost $177,119,732)		177,119,732

Corporate Bonds (1.9%):

Financial Services (1.9%):

10,000,000	American Express Credit, 3.10%**, 6/26/05	10,002,394
4,000,000	Bear Stearns Co., Inc., 3.69%**, 7/15/05	4,002,859

Total Corporate Bonds (Cost $14,005,253)		14,005,253

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Cash Management Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies (34.9%):

Fannie Mae (19.1%):

10,000,000	2.98%*, 6/1/05	9,998,509
10,000,000	3.02%*, 6/1/05	9,999,848
55,000,000	3.11%*, 6/1/05	55,024,448
10,000,000	2.98%*, 6/7/05	9,998,221
5,250,000	2.87%*, 6/9/05	5,250,000
5,000,000	2.93%*, 6/19/05	4,999,098
5,000,000	7.00%, 7/15/05	5,023,416
10,000,000	1.55%, 7/29/05	9,987,468
5,000,000	2.75%*, 8/18/05	5,000,000
640,000	6.77%, 9/1/05	646,928
10,000,000	2.32%, 9/12/05	10,000,000
5,000,000	1.88%, 9/15/05	4,991,907
2,000,000	2.88%, 10/15/05	2,002,901
250,000	2.25%, 10/27/05	249,491
1,000,000	2.25%, 11/17/05	997,356
4,530,000	1.81%, 12/23/05	4,502,816
3,700,000	2.25%, 2/17/06	3,665,374

		142,337,781

Federal Farm Credit Bank (0.5%):

200,000	5.75%, 9/1/05	201,659
2,872,000	2.72%, 11/23/05	2,871,559
500,000	6.05%, 12/7/05	508,195

		3,581,413

Federal Home Loan Bank (13.3%):

15,000,000	2.84%*, 6/1/05	15,000,000
20,000,000	2.99%*, 6/16/05	20,000,000
5,000,000	2.10%, 6/23/05	5,000,000
40,000,000	3.00%*, 6/26/05	39,998,669
5,000,000	1.50%, 8/19/05	4,982,341
3,000,000	2.25%, 10/21/05	2,994,244
10,000,000	3.00%, 1/18/06	9,996,129
1,300,000	3.15%, 2/9/06	1,296,096

		99,267,479

Freddie Mac (2.0%):

4,450,000	2.15%, 10/28/05	4,444,254
1,000,000	4.18%, 11/8/05	1,005,765
750,000	2.30%, 11/17/05	748,322
1,150,000	2.38%, 11/25/05	1,147,508
1,515,000	6.01%, 12/8/05	1,539,612
6,000,000	2.75%, 12/12/05	6,000,001

		14,885,462

Total U.S. Government Agencies (Cost $260,072,135)		260,072,135

Repurchase Agreements (36.8%):

45,000,000	Bear Stearns Cos., Inc. (Purchased on 5/31/05, proceeds at maturity $45,003,675, collateralized by U.S. Government Agency Securities (0.00% - 6.00%), (12/11/07 - 5/04/20), fair value $45,907,583)	45,000,000
55,000,000	Deutsche Bank (Purchased on 5/31/05, proceeds at maturity $55,004,644, collateralized by U.S.	55,000,000

See notes to schedule of investments

AMERICAN PERFORMANCE FUNDS

Cash Management Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
	Government Agency Securities (0.00% - 6.88%), (10/05/06 - 8/28/17), fair value $56,100,938)

48,611,339	JPMorgan Chase & Co. (Purchased on 5/31/05, proceeds at maturity $48,615,417, collateralized by U.S. Government Agency Securities (2.88% - 3.88%), (8/15/06 - 6/14/13), fair value $49,587,167)	48,611,339

65,000,000	Morgan Stanley Dean Witter & Co. (Purchased on 5/31/05, proceeds at maturity $65,005,471, collateralized by U.S. Government Agency Securities (0.00% - 5.75%), (6/15/05 - 1/07/20), fair value $66,457,339)	65,000,000

60,000,000	UBS Warburg (Purchased on 5/31/05, proceeds at maturity $60,005,067, collateralized by U.S. Government Agency Securities (5.50% - 6.75%), (7/15/06 - 9/15/29), fair value $61,204,527)	60,000,000

Total Repurchase Agreements (Cost $273,611,339)		273,611,339

Total Investments (Cost $744,808,459) (a) - 100.1%		744,808,459
Liabilities in excess of other assets - (0.1)%		(585,899)

NET ASSETS - 100.0%		$744,222,560

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
(b)	Represents an illiquid security.

Issue Description	Acquitition Date	Cost	Value per Share	Percent of Fund Net Assets

Pfizer, Inc., 2.97%, 6/10/05	5/11/2005	$5,985,150	$1.00	0.81%
Total Capital, 3.00%, 6/1/05	5/25/2005	14,991,250	1.00	2.02%
Total Capital, 2.99%, 6/9/05	5/9/2005	4,987,169.00	1.00	0.67%

*	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2005. The date presented reflects the next rate change date.
**	Effective yield at purchase.

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Institutional Cash Management Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
Commercial Paper (33.8%):

Banking (13.4%):

14,000,000	Abbey National North America Llc, 3.01%, 6/6/05	$13,994,166
10,000,000	ABN AMRO National Finance Corp., 3.06%, 7/22/05	9,956,792
14,000,000	Royal Bank of Scotland, 3.01%, 6/13/05	13,986,000

		37,936,958

Financial Services (19.3%):

14,000,000	Dexia Delaware Llc, 3.01%, 6/7/05	13,993,000
13,000,000	General Electric Capital Corp., 3.01%, 6/10/05	12,990,250
15,000,000	IBM Corp., 2.98%, 6/28/05	14,966,588
13,000,000	Merill Lynch & Co., 3.01%, 6/13/05	12,987,000

		54,936,838

Food Products & Services (1.1%):

3,000,000	Nestle Capital Corp., 3.00%, 6/15/05 (b)	2,996,512

Total Commercial Paper		95,870,308

U.S. Government Agencies (46.5%):

Fannie Mae (22.2%):

20,000,000	3.03%*, 6/1/05	19,998,151
5,000,000	3.05%*, 6/1/05	5,000,040
7,500,000	3.11%*, 6/1/05	7,503,918
10,000,000	2.97%*, 6/6/05	9,997,121
5,000,000	2.98%*, 6/7/05	4,998,870
2,000,000	2.84%*, 6/9/05	1,999,535
5,000	6.35%, 6/10/05	5,004
9,000,000	2.98%*, 6/29/05	8,998,683
1,845,000	3.03%*, 7/21/05	1,844,720
250,000	6.85%, 8/22/05	252,206
135,000	6.82%, 8/23/05	136,197
20,000	6.55%, 9/12/05	20,200
20,000	6.40%, 9/27/05	20,223
75,000	6.54%, 10/3/05	75,908
1,000,000	2.30%, 1/20/06	995,402
900,000	2.00%, 1/30/06	890,606
500,000	2.63%, 4/28/06	495,138
		63,231,922

Federal Farm Credit Bank (3.7%):

6,525,000	1.98%, 6/1/05	6,525,000
650,000	2.07%, 7/6/05	649,841
1,125,000	1.44%, 7/18/05	1,123,714
290,000	9.20%, 8/22/05	294,203

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Institutional Cash Management Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
10,000	2.50%, 10/11/05	9,986
520,000	2.40%, 10/27/05	518,930
190,000	6.50%, 11/22/05	193,126
885,000	2.63%, 12/15/05	883,281
250,000	6.02%, 12/19/05	254,077
100,000	2.38%, 12/23/05	99,633

		10,551,791

Federal Home Loan Bank (13.4%):

15,000,000	2.84%*, 6/1/05	14,999,999
450,000	1.50%, 6/17/05	449,766
475,000	1.50%, 7/15/05	474,359
240,000	2.25%, 8/2/05	239,759
15,000	6.72%, 8/2/05	15,099
170,000	5.86%, 8/3/05	170,874
5,780,000	4.88%, 8/15/05	5,800,013
5,000,000	2.41%, 8/18/05	5,000,000
500,000	6.08%, 8/25/05	503,682
500,000	4.00%, 8/29/05	501,543
3,000,000	2.25%, 8/30/05	2,993,432
150,000	5.33%, 9/22/05	151,167
120,000	5.26%, 9/23/05	120,922
275,000	5.08%, 10/14/05	277,289
30,000	6.23%, 10/25/05	30,392
4,000,000	2.51%, 11/4/05	4,000,000
10,000	2.07%, 11/10/05	9,961
1,400,000	6.50%, 11/15/05	1,419,172
100,000	6.50%, 11/29/05	101,772
175,000	1.60%, 12/30/05	173,694
500,000	2.00%, 2/6/06	494,625

		37,927,520

Freddie Mac (7.2%):

25,000	6.75%, 8/1/05	25,163
5,675,000	1.50%, 8/15/05	5,666,329
15,000	6.78%, 8/18/05	15,126
100,000	6.42%, 10/3/05	101,225
2,355,000	2.01%, 10/6/05	2,344,489
200,000	2.30%, 11/7/05	199,396
4,500,000	2.46%, 11/14/05	4,490,707
4,000,000	2.75%, 12/12/05	4,000,000
3,713,000	2.25%, 2/17/06	3,688,404

		20,530,839

Total U.S. Government Agencies		132,242,072

Repurchase Agreements (19.7%):

5,000,000	Bear Stearns Cos., Inc. (Purchased on 5/31/05, proceeds at maturity $5,000,408, collateralized by U.S. Government Agency Securities (0.00% - 6.00%), (12/11/07 - 5/4/20), fair value $5,100,843)	5,000,000

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Institutional Cash Management Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
10,000,000	Deutsche Bank (Purchased on 5/31/05, proceeds at maturity $10,000,844, collateralized by U.S. Government Agency Securities (0.00% - 6.88%), (10/6/17 - 8/28/17), fair value $10,200,171)	10,000,000
15,938,732	JPMorgan Chase & Co. (Purchased on 5/31/05, proceeds at maturity $15,940,069, collateralized by U.S. Government Agency Securities (2.88 - 3.88), (8/15/06 - 6/14/13), fair value $16,258,687)	15,938,732
10,000,000	Morgan Stanley Dean Witter & Co. (Purchased on 5/31/05, proceeds at maturity $10,000,842, collateralized by U.S. Government Agency Securities (0.00% - 5.75%), (6/15/05 - 1/7/20), fair value $10,224,206)	10,000,000
15,000,000	UBS Warburg (Purchased on 5/31/05, proceeds at maturity $15,001,267, collateralized by U.S. Government Agency Securities (6.25% - 6.75%), (7/15/06 - 9/15/29), fair value $15,301,132)	15,000,000

Total Repurchase Agreements		55,938,732

Total Investments (Cost $284,051,112) (a) - 100.0%		284,051,112
Liabilities in excess of other assets - 0.0%		(92,288)

NET ASSETS - 100.0%		$283,958,824

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
(b)	Represents an illiquid security.

Issue Description	Acquitition Date	Cost	Value per Share	Percent of Fund Net Assets
Nestle Capital, 3.00%, 6/15/05	5/18/2005	$2,993,023	$1.00	1.05%

*	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2005. The date presented reflects the next rate change date.
**	Effective yield at purchase.

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Institutional Tax-Free Money Market Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
Tax-Exempt Commercial Paper (3.0%):

7,000,000	Brownsville Texas Utility, 2.95%, 6/15/05, Enhanced by: LOC	$7,000,000

Total Tax-Exempt Commercial Paper		7,000,000

Municipal Bonds (90.4%):

Alabama (0.9%):

2,100,000	Montgomery Industrial Pollution Control Revenue, General Electric, 2.83%*, 6/1/05	2,100,000

District of Columbia (2.6%):

5,995,000	District of Columbia Revenue, 2.97%*, 6/1/05, Enhanced by: LOC	5,995,000

Florida (6.0%):

7,000,000	Orange County Housing Finance Authority Multifamily, 2.96%*, 6/15/05, Enhanced by: LOC	7,000,000
7,000,000	Palm Beach County, 2.95%*, 8/4/05, Insured by: FSA	7,000,000

		14,000,000

Georgia (6.4%):

7,800,000	Bacon Industrial Building Authority Revenue, 3.02%*, 6/01/05, Enhanced by: LOC	7,800,000
7,000,000	Richmond County Hospital Authority Revenue, 2.97%*, 6/1/05, Enhanced by: LOC	7,000,000

		14,800,000

Illinois (7.8%):

7,500,000	Educational Facilities Authority Revenue, Elmhurst College, 2.98%*, 6/1/05, Enhanced by: LOC	7,500,000
3,600,000	Mundelein Industrial Development Revenue, 3.45%*, 6/1/05, Enhanced by: LOC	3,600,000
7,000,000	Quincy Illinois Revenue, Blessing Hospital Project, 2.98%*, 6/1/05, Enhanced by: LOC	7,000,000

		18,100,000

Indiana (2.5%):

5,750,000	Mount Vernon Pollution Control & Solid Waste Disposal Revenue, General Electric, 2.83%*, 6/1/05	5,750,000

		5,750,000

Kentucky (3.5%):

8,000,000	Jeffersontown Lease Program Revenue, 3.03%*, 6/1/05, Enhanced by: LOC	8,000,000

Louisiana (1.7%):

4,000,000	East Baton Rouge Parish Solid Waste Disposal Revenue, 3.02%*, 6/1/05, Enhanced by: LOC	4,000,000

See notes to schedules of investments.

AMERICAN PERFORMANCE FUNDS

Institutional Tax-Free Money Market Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
Michigan (6.5%):

6,000,000	Detroit Sewer Disposal Revenue, 2.95%*, 6/1/05, Insured by: FSA	6,000,000
6,000,000	Michigan State Hospital Finance Authority Revenue, 2.98%*, 6/1/05, Insured by: AMBAC	6,000,000
3,009,000	Michigan State Strategic Fund, Solid Waste Disposal, Grayling Generating Project, AMT, 3.03%*, 6/1/05, Enhanced by: LOC	3,009,000

		15,009,000

Minnesota (3.0%):

7,000,000	Minneapolis Revenue, Guthrie Theater Project, 2.96%*, 6/1/05, Enhanced by: LOC	7,000,000

Missouri (3.7%):

5,600,000	Kansas City Municipal Assistance Corporate Revenue, 2.94%*, 6/1/05, Insured by: AMBAC	5,600,000
3,000,000	Missouri State Health & Educational Facilities Authority Revenue, Assemblies of God College, 2.96%*, 6/1/05, Enhanced by: LOC	3,000,000

		8,600,000

Nevada (3.0%):

7,000,000	Clark County, Airport Revenue, Sub Lien, Series B, AMT, 5.05%*, 6/1/05, Insured by: MBIA	7,000,000

New York (6.5%):

8,000,000	New York State Environmental Facilities Corp Solid Waste, General Electric, 2.83%*, 6/1/05	8,000,000
7,000,000	New York State Housing Finance Agency Revenue, 2.99%*, 6/15/05, Enhanced by: Fannie Mae	7,000,000

		15,000,000

Pennsylvania (8.6%):

7,000,000	Delaware Valley Finance Authority Revenue, 2.96%*, 6/1/05, Enhanced by: LOC	7,000,000
7,000,000	Philadelphia School District, 5.00%, 10/1/05, Insured by: MBIA	7,051,107
6,000,000	Washington County Authority Lease Revenue, 2.96%*, 6/1/05, Enhanced by: LOC	6,000,000

		20,051,107

Texas (5.6%):

7,000,000	Gulf Coast Waste Disposal Authority Pollution Control Revenue Bond, Exxon, 2.81%*, 6/1/05	7,000,000
6,000,000	Midlothian Industrial Development Corporate Pollution Control Revenue, 2.98%*, 6/1/05, Enhanced by: LOC	6,000,000

		13,000,000

Washington (7.7%):

7,000,000	Washington State Public Power Supply Systems Nuclear Project No. 1 Revenue, 2.98%*, 6/1/05, Enhanced by: LOC	7,000,000

See notes to schedules of investments.

AMERICAN PERFORMANCE FUNDS

Institutional Tax-Free Money Market Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
3,765,000	Washington State Housing Finance Commission Multifamily Revenue, 3.05%*, 6/1/05, Enhanced by: LOC	3,765,000
7,000,000	Washington State Health Care Facilities Authority, National Healthcare Research & Education Revenue, 2.98%*, 6/1/05, Enhanced by: LOC	7,000,000

		17,765,000

West Virginia (3.0%):

7,000,000	West Virginia State Parkways Economic Development & Tourism Authority, 2.94%*, 6/1/05, Insured by: FGIC	7,000,000

Wisconsin (3.5%):

8,000,000	State Health & Educational Facilities Authority Revenue, 2.96%*, 6/1/05, Enhanced by: LOC	8,000,000

Wyoming (8.0%):

10,500,000	Lincoln County Pollution Control Revenue, Exxon Project, 2.78%*, 6/1/05	10,500,000
8,000,000	Sweetwater County Pollution 2.96%*, 6/1/05, Enhanced by: LOC	8,000,000

		18,500,000

Total Municipal Bonds		209,670,107

Investment Companies (6.5%):

9,916,993	Goldman Sachs Tax-Free Fund	9,916,993
5,175,667	SEI Tax-Exempt Trust Institutional Tax Free	5,175,667

Total Investment Companies		15,092,660

Total Investments (Cost $231,762,767) (a) – 99.9%		231,762,767
Other assets in excess of liabilities - 0.10%		108,303

NET ASSETS – 100.0%		$231,871,070

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
*	Represents variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2005. The date presented reflects the next rate change date.

AMBAC – American Municipal Bond Assurance Corp.

AMT – Alternative Minimum Tax

FGIC – Financial Guaranty Insurance Corp.

FSA – Financial Security Assurance

LOC – Line of Credit

MBIA – Municipal Bond Insurance Association

See notes to schedules of investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds (96.8%):
Alabama (4.6%):

475,000	Birmingham Alabama Refunding & Capital Improvement, GO, Series B, 3.13%, 12/1/08, Insured by: AMBAC	$477,228
450,000	Huntsville Alabama, Water System Revenue, 4.70%, 11/1/13, Callable 11/1/08 @ 101*	470,637
500,000	Montgomery Educational Building Facilities Authority Revenue, Faulkner University Project, 4.95%, 10/1/14, Callable 10/1/08 @ 102*, Insured by: MBIA	537,875

		1,485,740

Alaska (1.6%):

500,000	Alaska State Housing Financial Corp., Series A, 6.10%, 12/1/06, Insured by: GO of Corporation	520,945

Arizona (0.0%):

15,000	Phoenix Arizona, GO, Series A, 4.50%, 7/1/16, Callable 7/1/08 @ 101*	15,456

Arkansas (2.9%):

30,000	Fountain Hill School District, Arkansas Ashley County, GO, 3.50%, 6/1/07, Insured by: State Aid	30,372
425,000	Jonesboro Arkansas City, Water Public Utility System, 2.50%, 11/15/05, Insured by: AMBAC	424,431
455,000	Sheridan Arkansas School District No. 37, GO, 4.50%, 2/1/14, Callable 8/1/08 @ 100*, Insured by: AMBAC	468,604

		923,407

California (0.7%):

10,000	Forestville California University School District, GO, 5.00%, 8/1/11, Insured by: FSA	11,049
15,000	Metropolitan Water District, Southern California Waterworks Revenue, 5.00%, 7/1/18, Callable 1/1/08 @ 101*	15,964
10,000	Morgan Hill California University School District, GO, 5.00%, 8/1/12, Callable 8/1/11 @ 101*, Insured by: FGIC	11,014
105,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Callable 2/1/08 @ 102*, Insured by: MBIA	110,658
15,000	San Bernardino County California Transportation Authority, Series A, 4.88%, 3/1/10, Callable 3/1/08 @ 101*, Insured by: FSA	15,862

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
25,000	San Diego California Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Callable 9/2/09 @ 101*, Insured by: AMBAC	26,163
10,000	San Mateo County California Transportation District, 4.75%, 6/1/16, Callable 6/1/08 @ 101*, Insured by: MBIA	10,481
10,000	West Contra Costa California University School District, GO, 5.00%, 8/1/15, Callable 8/1/09 @ 101*, Insured by: FGIC	10,731

		211,922

Florida (0.5%):

25,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Callable 4/1/09 @ 101*, Insured by: MBIA	26,181
120,000	Miami-Dade County Florida Public Facilities Revenue, Jackson Memorial Hospital, 5.00%, 6/1/18, Callable 6/1/08 @ 101*, Insured by: FSA	126,060
20,000	West Palm Beach Florida, Utility System Revenue, 3.50%, 10/1/12, Callable 10/1/10 @ 100*, Insured by: FSA	20,145

		172,386

Georgia (0.1%):

25,000	Coweta County Georgia Development Authority Revenue, 5.13%, 1/1/17, Callable 1/1/10 @ 101*, Insured by: AMBAC	26,941
20,000	Dalton-Whitfield County Georgia Hospital Authority Revenue, 5.25%, 7/1/13, Callable 1/1/06 @ 100, Insured by: MBIA	20,236

		47,177

Hawaii (1.6%):

500,000	Hawaii State, GO, 5.13%, 2/1/07, Insured by: FGIC	518,095

Illinois (8.2%):

400,000	Chicago Park District, GO, Series A, 5.25%, 11/15/12, Callable 11/15/08 @ 100*, Insured by: MBIA	427,024
250,000	Chicago Project & Referendum, GO, Series B, 5.13%, 1/1/13, Callable 1/1/06 @ 102*, Insured by: FGIC	258,238
500,000	Illinois Development Finance Authority, Pollution Control Revenue, 5.70%, 1/15/09, Insured by: AMBAC	542,199

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
250,000	Illinois Health Facilities Authority Revenue, Series A, 5.50%, 2/15/15, Callable 2/15/11 @ 101*, Insured by: FSA	275,308
285,000	Joliet Illinois Waterworks & Sewage Revenue, Series A, 5.00%, 1/1/14, Callable 1/1/12 @ 100*, Insured by: AMBAC	310,459
215,000	Kane County Illinois School District No. 129 Aurora West Side, GO, Series B, 4.70%, 2/1/15, Callable 2/1/12 @ 100*, Insured by: FGIC	227,681
15,000	University Illinois Certificates, 4.25%, 10/1/09, Insured by: AMBAC	15,651
500,000	Will County School District No. 122, GO, Series B, 5.10%, 11/1/15, Callable 11/1/11 @ 100*, Insured by: FGIC	542,914

		2,599,474

Indiana (3.3%):

500,000	Blackford County, Indiana School Building Corp., 5.10%, 1/15/16, Callable 7/15/06 @ 101*, Insured by: AMBAC	515,535
10,000	East Chicago Indiana Multiple School Building Corp., 5.40%, 7/15/12, Callable 7/15/08 @ 101*, Insured by: AMBAC	10,757
500,000	South Bend Water Works Revenue, 4.75%, 1/1/12, Callable 1/1/06 @ 101*, Insured by: FSA	510,160
20,000	Warren Township Indiana School Building Corp., 5.00%, 7/5/14, Callable 7/5/08 @ 101*, Insured by: FSA	21,269

		1,057,721

Iowa (0.2%):

50,000	Iowa City Sewer Revenue, 4.10%, 7/1/12, Callable 7/1/10 @ 100*, Insured by: FSA	51,643
25,000	Iowa City Water Revenue, 4.75%, 7/1/12, Callable 7/1/08 @ 100*, Insured by: FGIC	25,987

		77,630

Kansas (0.8%):

250,000	University Kansas Hospital Authority Health Facilities Revenue, 5.70%, 9/1/20, Callable 9/1/09 @ 100*, Insured by: AMBAC	272,148

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
Kentucky (0.9%):

5,000	Campbell & Kenton Counties Sanitary District Revenue, Series A, 5.00%, 8/1/17, Callable 8/1/11 @ 101*, Insured by: FSA	5,412
10,000	Kentucky State Turnpike Authority Economic Development Road Revenue, 5.15%, 7/1/19, Callable 7/1/11 @ 100*, Insured by: FSA	10,857
285,000	Northern Kentucky Water District Revenue, Series B, 3.50%, 2/1/07, Insured by: FSA	288,067

		304,336

Louisiana (1.7%):

10,000	Bossier City Louisiana Public Improvement Sales and Use Tax Revenue, 3.65%, 11/1/08, Insured by: AMBAC	10,220
500,000	Louisiana Public Facilities Authority, 5.45%, 2/1/13, Callable 8/1/05 @ 100*, Insured by: AMBAC	502,130
25,000	Orleans Parish Louisiana Parishwide School District, GO, 4.80%, 9/1/09, Callable 3/1/06 @ 100*, Insured by: FGIC	25,341

		537,691

Maine (1.2%):

380,000	Maine Municipal Bond Bank Revenue, Series A, 4.00%, 11/1/15, Callable 11/1/13 @ 100*	389,192

Massachusetts (0.0%):

5,000	Massachusettes State Water Reserve Authority Revenue, Series B, 4.00%, 12/1/18, Callable 12/1/05 @ 100*, Insured by: MBIA	5,004

Michigan (6.4%):

25,000	Kenowa Hills Michigan Public Schools, GO, 5.60%, 5/1/09, Callable 5/1/06 @ 100*, Insured by: MBIA	25,623
600,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100*, Insured by: Q-SBLF.	648,720
600,000	Michigan State Building Authority Revenue, Series I, 4.75%, 10/15/15, Callable 10/15/09 @ 100*	627,414
400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 10/1/08 @ 100*, Insured by: AMBAC	417,892
25,000	Ottawa County Michigan, GO, 5.05%, 8/1/14, Callable: 8/1/08 @ 100*	26,384

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
300,000	Taylor Michigan Financing Authority, 4.50%, 5/1/11, Callable 5/1/08 @ 100*. Insured by: FSA	310,662

		2,056,695

Minnesota (0.4%):

110,000	Burnsville Minnesota Independent School District No. 191, GO, Series A, 4.88%, 2/1/09, Callable 2/1/06 @ 100*, Insured by: Student Credit Program	111,451
10,000	Minneapolis & St. Paul Minnesota Housing & Redevelopment Authority, 4.75%, 11/15/18, Callable 11/15/05 @ 100, Insured by: AMBAC	10,060

		121,511

Mississippi (0.2%):

60,000	Mississippi Development Bank, Special Obligation Revenue, Series B, 5.55%, 7/1/16, Callable 7/1/10 @ 100*, Insured by: FSA	66,127

Missouri (0.3%):

10,000	Chesterfield Missouri, GO, 5.00%, 2/15/14, Callable: 2/15/08 @ 100*	10,482
25,000	Missouri State Health & Education Facilities Authority Revenue, Washington University, 5.00%, 6/15/21, Callable 6/15/09 @ 100*	26,323
10,000	Missouri State Health & Educational Facilities Authority Revenue, Rockhurst High School, 4.60%, 6/1/08, Callable 6/1/05 @ 102*, Insured by: Allied Irish Bank	10,011
5,000	St. Joseph Hospital Jackson County Revenue, 7.50%, 6/1/10, Callable 6/1/05 @ 100*	4,929
5,000	St. Louis Missouri Municipal Finance Corp., 5.40%, 2/15/12, Callable 2/15/06 @ 102*, Insured by: AMBAC	5,185
20,000	Stone County Missouri Reorganization School District No. 4, GO, 4.95%, 3/1/13, Callable 3/1/08 @ 100*, Insured by: State Aid	20,942
10,000	Wentzville Missouri School District No. 4, GO, 4.70%, 3/1/11, Callable 3/1/08 @ 100*, Insured by: FSA	10,401

		88,273

Nebraska (0.1%):

10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13@100*	9,921
20,000	Sarpy County Nebraska, GO, 4.70%, 4/1/06	20,191

		30,112

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
Nevada (1.6%):

500,000	Las Vegas Downtown Redevelopment Agency, 5.40%, 6/1/07, Callable 6/1/05 @ 101*, Insured by: FSA	505,940

New Mexico (0.7%):

235,000	Aztec New Mexico School District, GO, 3.60%, 10/1/10, Insured by: FGIC	240,090

New York (0.1%):

5,000	Farmingdale New York University Free School District, GO, 5.00%, 8/1/06, Callable 8/1/05 @ 100*, Insured by: FGIC	5,018
25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: FSA	28,558
5,000	New York State Urban Development Corp. Revenue, Series B, 4.75%, 1/1/28, Callable 1/1/09 @ 101*, ETM	5,352

		38,928

Ohio (0.1%):

10,000	Alliance Ohio Water Works, 5.00%, 11/15/20, Callable 11/15/08 @ 101*, Insured by: MBIA	10,569
15,000	North Olmsted Ohio, GO, 4.90%, 12/1/05, Insured by: AMBAC	15,156

		25,725

Oklahoma (12.4%):

150,000	Broken Arrow Oklahoma Municipal Authority, Northeastern State University Project, 4.40%, 5/1/08, Insured by: AMBAC	151,878
765,000	Edmond Oklahoma Public Works Authority Utility Revenue, 5.00%, 7/1/15, Callable 7/1/08 @ 100*, Insured by: MBIA	799,837
200,000	Edmond Oklahoma Public Works Authority Utility Revenue, 5.60%, 7/1/19, Callable 7/1/09 @ 100*	217,432
35,000	Grand River Dam Authority Revenue, 5.75%, 6/1/06, Insured by: FSA	36,012
300,000	Oklahoma City Oklahoma, GO, 3.63%, 3/1/10	306,099
500,000	Oklahoma City Water Utilities Revenue, Series A, 5.00%, 7/1/16, Callable 7/1/09 @ 100*	533,194
50,000	Oklahoma County Independant School District 89, GO, 4.50%, 2/1/09, Insured by: FGIC	52,597

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
190,000	Oklahoma Development Finance Authority Revenue, 5.63%, 7/1/16, Callable 7/1/06 @ 102*, Insured by: AMBAC	198,930
500,000	Oklahoma Housing Finance Agency, Multifamily Housing Revenue, Series A4, 5.50%, 11/1/25, Callable 7/1/05 @ 100*, Insured by: FHA	500,970
50,000	Oklahoma State Turnpike Authority, 5.00%, 1/1/15, Callable 1/1/09 @ 100*, Insured by: FGIC	53,023
285,000	Oklahoma University Board of Regents, Series A, 5.50%, 6/1/16, Callable 6/1/11 @ 100*, Insured by: MBIA	315,820
250,000	Tulsa County Oklahoma Independent School District No. 001, GO, 3.00%, 4/1/09, Insured by: FSA	249,995
15,000	Tulsa Oklahoma Industrial Authority Revenue, 6.50%, 4/1/07, Callable 4/1/06 @ 100*, ETM	15,621
150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: MBIA	151,941
335,000	University of Oklahoma Revenue, Tulsa Campus, 3.80%, 1/1/12, Insured by: MBIA	345,633

		3,928,982

Oregon (0.0%):

5,000	Albany Oregon, GO, 4.25%, 3/1/10, Callable 3/1/09 @ 100*, Insured by: FGIC	5,123

Pennsylvania (3.8%):

50,000	Delaware County Pennsylvania, GO, 5.13%, 10/1/13, Callable 10/1/09 @ 100*	53,717
10,000	Delaware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Callable 11/15/05 @ 101*, ETM	10,346
25,000	Downingtown Pennsylvania Area School District, GO, 3.90%, 3/1/10, Callable 3/1/08 @ 100*, Insured by: FGIC	25,509
500,000	Harrisburg Pennsylvania Authority Recovery Facilities Revenue, Series A, 5.00%, 9/1/12, Callable 9/1/08 @ 101*, Insured by: FSA	536,019
20,000	Jefferson-Morgan School District, GO, Series A, 4.00%, 10/1/07, Callable 10/1/06 @ 100*, Insured by: FSA	20,277

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
250,000	Lackawanna County Pennsylvania, GO, Series A, 4.80%, 1/1/13, Callable 1/1/09 @ 100*, Insured by: FGIC	262,363
25,000	Muhlneberg Pennsylvania School District, GO, 4.10%, 2/15/11, Callable 2/15/07 @ 100*, Insured by: FGIC	25,369
250,000	New Hope Solebury Pennsylvania School District, GO, 4.00%, 8/15/08, Callable 2/15/06 @ 100*, Insured by: State Aid	251,768
25,000	Plumstead Township Pennsylvania, GO, 4.25%, 12/15/12, Callable 12/15/07 @ 100*, Insured by: AMBAC	25,533

		1,210,901

Puerto Rico (0.0%):

5,000	Puerto Rico Housing Financial Authority Revenue, 2.00%, 12/1/06, Insured by: HUD	4,908

Rhode Island (0.2%):

60,000	Providence Rhode Island, GO, 5.45%, 1/15/10, Callable 1/15/07 @ 101*, Insured by: FSA	62,830

South Carolina (2.4%):

250,000	Pickens County South Carolina School District, GO, 2.25%, 3/1/06, Insured by: FGIC	248,705
500,000	South Carolina Transportation Infrastructure Bank Revenue, Series A, 4.45%, 10/1/13, Callable 10/1/08 @ 101*, Insured by: MBIA	518,600

		767,305

Tennessee (0.2%):

25,000	Jackson Tennesse Hospital Revenue, 5.50%, 4/1/10, Callable 4/1/05 @ 102*, Insured by: AMBAC	25,550
50,000	Tennessee State, GO, 5.25%, 5/1/13, Callable 5/1/07 @ 101.5*	52,884

		78,434

Texas (28.5%):

275,000	Allen Texas Independent School District, GO, 3.00%, 2/15/10, Insured by: PSF	272,880
25,000	Austin Texas, GO, 5.00%, 8/1/12, Callable 8/1/07 @ 100*, Insured by: PSF-GTD	26,078
50,000	Bay City Texas Independent School District, GO, 4.80%, 2/15/14, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	51,999

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
30,000	Baytown Texas, GO, 4.75%, 2/1/11, Callable 8/1/08 @ 100*	31,316
300,000	Baytown Texas Water and Sewer Revenue, 1.90%, 2/1/06, Insured by: MBIA	297,618
275,000	Brazos River Authority Revenue, 5.13%, 5/1/19, Callable 5/1/08 @ 102*, Insured by: AMBAC	292,727
75,000	Clear Brook City Texas Municipal Utilites District, 5.13%, 2/1/26, Callable 2/1/11 @ 100*, Insured by: FGIC	78,473
150,000	Conroe Texas Independent School District, GO, 4.90%, 2/15/17, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	155,580
525,000	Corpus Christi Texas Independent School District, 3.20%, 8/15/10, Insured by: PSF-GTD	524,810
100,000	Corpus Christi Texas Utilities System Revenue, 3.00%, 7/15/09, Insured by: FSA	99,667
100,000	Corpus Christi Texas Utilities System Revenue, 3.00%, 7/15/10, Insured by: FSA	99,050
100,000	Corpus Christi Texas Utilities System Revenue, 4.00%, 7/15/11, Insured by: FSA	103,714
500,000	Dallas Texas Independent School District, GO, 4.50%, 8/15/14, Callable 8/15/09 @ 100*, Insured by: PSF-GTD	517,885
165,000	Del Rio Texas, GO, Series B, 4.50%, 7/1/16, Callable 7/1/12 @ 100*, Insured by: AMBAC	171,588
10,000	Del Valle Texas Independent School District, GO, 5.00%, 2/1/11, Callable 2/1/07 @ 100*, Insured by : PSF-GTD	10,312
135,000	Fort Bend Texas Independent School District, GO, 5.13%, 8/15/22, Callable 8/15/10 @ 100*, Insured by: PSF-GTD	143,637
25,000	Harris County Texas, GO, 5.13%, 8/15/17, Callable 8/15/07 @ 101*, Insured by: MBIA	26,222
100,000	Houston, Texas, GO, 4.75%, 3/1/17, Callable 3/1/09 @ 100*, Insured by: MBIA	103,853
400,000	Houston, Texas, GO, 4.75%, 3/1/17, Callable 3/1/09 @ 100*, Insured by: MBIA	424,300

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value

500,000	Hurst Euless Bedford Texas Independent School District, GO, 4.70%, 8/15/13, Callable 8/15/08 @ 100*, Insured by: PSF-GTD	517,145
500,000	Katy Independent School District, GO, Series A, 4.80%, 2/15/14, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	519,985
215,000	Lubbock Texas Independent School District, GO, 4.50%, 2/15/16, Callable 2/15/12 @ 100*, Insured by: PSF-GTD	223,179
40,000	McKinney Texas, GO, 4.70%, 8/15/14, Callable 2/15/09 @ 100*, Insured by: FSA	41,462
30,000	Mesquite Texas, GO, 5.00%, 8/15/12, Callable 8/15/07 @100*, Insured by: PSF-GTD	31,211
40,000	Mission Texas Construction Independent School District, GO, 5.00%, 2/15/16, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	42,142
10,000	Montgomery County Texas Municipal Utility District No. 46, GO, 3.00%, 3/1/09, Insured by: FGIC	9,980
295,000	Northside Texas Independent School District, GO, 2.00%, 2/15/06, Insured by: AMBAC	292,767
305,000	Northside Texas Independent School District, GO, 2.50%, 2/15/08, Callable 2/15/06 @ 100*, Insured by: AMBAC	299,501
10,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100*, Insured by: PSF-GTD	10,573
550,000	Pflugerville Texas, 4.75%, 8/1/20, Callable 8/1/13 @ 100*, Insured by: FGIC	573,017
350,000	Port Arthur Texas Naval District, GO, 4.88%, 3/1/17, Callable 3/1/08 @ 100*, Insured by: AMBAC	362,866
260,000	Port Houston Authority Texas Harris County, GO, Series A, 3.75%, 10/1/11	265,806
50,000	Red River Authority Texas Polution Control, 5.20%, 7/1/11, Callable 7/1/06 @ 101.5*, Insured by: AMBAC	51,093
50,000	San Patricio Texas, Municipal Water District, 4.75%, 7/10/13, Callable 7/10/09 @ 100*, Insured by: FSA	52,578

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
25,000	Texas State, GO, Series B, 6.50%, 8/1/05, ETM	25,153
500,000	Texas State, GO, 5.00%, 10/1/15, Callable 4/1/08 @ 100*	522,374
265,000	Texas State, GO, Series B, 5.13%, 10/1/15, Callable: 10/1/08 @ 101*	283,728
100,000	Texas State Public Finance Authority, Series B, 4.80%, 2/1/16, Callable 2/1/09 @ 100*	106,141
30,000	Texas State Turnpike Authority, 5.00%, 1/1/25, Callable 1/1/06 @ 102*, Insured by: FGIC	30,625
200,000	Texas State University System, 5.00%, 3/15/20, Callable 3/15/12 @ 100*, Insured by: FSA	212,510
25,000	Texas Water Development Board Revenue, 5.00%, 7/15/05	25,073
400,000	Tomball Independent School District, GO, 4.75%, 2/15/16, Callable 2/15/09 @ 100*	415,240
350,000	University of Texas Revenue, 4.38%, 8/15/10, Callable 8/15/07 @ 100*	360,864
400,000	Wichita Falls Texas Independent School, GO, 4.30%, 2/1/11, Callable 2/1/08 @ 100*, Insured by: PSF-GTD	410,332

		9,117,054

Utah (1.8%):

250,000	Utah State, GO, Series A, 5.00%, 7/1/12, Callable 7/1/08 @ 100*, ETM	265,220
300,000	Washington County Utah School District, GO, 3.00%, 3/1/10, Insured by: SBG	297,888

		563,108

Washington (5.1%):

400,000	Grays Harbor County Public Utility Revenue, 5.13%, 1/1/14, Callable 1/1/07 @ 100*, Insured by: AMBAC	413,476
300,000	Seattle Drain & Wastewater Revenue, 5.00%, 11/1/17, Callable 11/1/11 @ 100*, Insured by: FGIC	323,988
500,000	Washington State Health Care Facilities Authority Revenue, 5.13%, 12/1/12, Callable 12/1/07 @ 101*, Insured by: MBIA	526,985
350,000	Washington State Health Care Facilities Authority Revenue, 5.50%, 11/15/13, Callable 11/15/08 @ 101*, Insured by: AMBAC	377,594

		1,642,043

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
West Virginia (0.7%):

10,000	Ohio County West Virginia Building Commission Revenue, 7.00%, 10/1/10, Callable 10/1/05 @ 100*	9,877
200,000	West Virginia State, Hospital Financial Authority Revenue, Series A, 3.50%, 6/1/10, Insured by: FSA	202,060

		211,937

Wisconsin (3.5%):

20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100*, Insured by: MBIA	20,146
300,000	Kenosha County Wisconsin, GO, 3.85%, 10/1/09, Insured by: MBIA	305,154
250,000	Milwaukee County Wisconsin, GO, Series A, 5.00%, 10/1/14, Callable 10/1/11 @ 100*	272,310
500,000	Verona Wisconsin Area School District, GO, Series A, 4.50%, 11/1/11, Insured by: AMBAC	535,205

		1,132,815

Total Municipal Bonds (Cost $30,111,170)		31,037,165

Investments in Affiliates (2.3%):

724,015	American Performance Institutional Tax-Free Money Market Fund	724,015

Total Investments in Affiliates (Cost $724,015)		724,015

Total Investments (Cost $30,835,185) (a) - 99.1%		31,761,180
Other assets in excess of liabilities - 0.9%		297,584

NET ASSETS - 100.0%		$32,058,764

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$964,266
Unrealized depreciation	$(38,271)

Net unrealized appreciation	$925,995

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AMBAC - American Municipal Bond Assurance Corp.

ETM - Escrowed to Maturity

FGIC - Financial Guaranty Insurance Corp.

FHA - Federal Housing Administration

FSA - Financial Security Assurance

GO - General Obligations Bond

HUD - U.S. Department of Housing and Urban Development.

Principal Amount	Security Description	Value
MBIA - Municipl Bond Insurance Association
PSF-GTD - Public School Fund Guaranteed
Q-SBLF - Qualified School Bond Loan Fund
SBG - Savings Bond Guaranteed.

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities(b) (4.8%):

1,638,370	ACLC Business Loan Receivables, Series 1998-1, Class A1I, 6.44%, 9/15/19	$1,610,211
2,250,000	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20	2,160,000
1,260,474	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21	1,236,053
1,504,465	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	1,540,165
347,205	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	348,966
1,200,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	1,086,021
1,281,204	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	1,306,017
2,100,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	1,869,512
2,316,820	Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	2,303,718

Total Asset Backed Securities (Cost $12,850,212)		13,460,663

Mortgage Backed Securities (36.0%):

550,000	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A6, 5.75%, 1/25/33	556,971
2,110,517	Bank of America Alternative Loan Trust, Series 2004-4, Class 4A1, 5.75%, 5/25/34	2,129,516
1,445,911	Bank of America Mortgage Securities, Series 2004-2, Class 5A1, 6.50%, 10/25/31	1,492,654
1,661,888	Bank of America Mortgage Securities, Series 2002-9, Class 2A1, 5.75%, 10/25/17	1,657,461
952,681	Bank of America Mortgage Securities, Series 2003-1, Class 2A4, 5.00%, 2/25/18	957,743
393,445	Bank of America Mortgage Securities, Series 2003-F, Class 2A1, 3.73%, 7/25/33	388,947
672,526	Bank of America Mortgage Securities, Series 2004-2, Class 2A1, 5.25%, 3/25/34	676,745
340,391	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 4.68%**, 9/25/34	340,251
2,677,605	Cendant Mortgage Corporation, Series 2003-9, Class 1A6, 5.25%, 11/25/33	2,714,353
623,641	Chase Mortgage Finance Corp., Series 2003-S1, Class 2A1, 5.00%, 2/25/18	625,096

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
161,812	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A1, 6.00%, 1/25/34	163,138
145,000	Citicorp Mortgage Securities, Inc., Series 2003-3, Class A4, 5.50%, 3/25/33	145,510
521,147	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A3, 5.00%, 12/25/33	522,902
825,294	Citicorp Mortgage Securities, Inc., Series 2004-3, Class A9, 5.25%, 5/25/34	827,855
285,853	Countrywide Alternative Loan Trust, Series 2003-J1, Class 4A1, 6.00%, 10/25/32	284,811
2,176,324	Countrywide Home Loans, Series 2002-19, Class 2A4, 5.50%, 11/25/17	2,221,074
50,426	Countrywide Home Loans, Series 2002-21 Class A2, 5.75%, 11/25/17	50,358
3,349,756	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	3,384,783
92,135	Countrywide Home Loans, Series 2002-32, Class 2A3, 5.00%, 1/25/18	92,574
1,634,606	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	1,653,623
711,005	Countrywide Home Loans, Series 2002-35, Class 4A3, 5.00%, 2/25/18	719,672
53,177	Countrywide Home Loans, Series 2002-27, Class A5, 5.50%, 12/25/32	53,056
113,455	Countrywide Home Loans, Series 2002-31, Class A6, 4.50%, 1/25/33	112,874
660,494	Countrywide Home Loans, Series 2002-32, Class 1A4, 4.50%, 1/25/33	660,627
638,671	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	645,728
31,245	Countrywide Home Loans, Series 2003-1, Class 1A6, 4.75%, 3/25/33	31,251
427,613	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	424,557
357,035	Countrywide Home Loans, Series 2003-14, Class A2, 5.50%, 6/25/33	359,176
915,378	Countrywide Home Loans, Series 2004-1, Class A6, 5.50%, 2/25/34	922,815
1,156,437	Countrywide Home Loans, Series 2004-16CB, Class 1A2, 5.50%, 7/25/34	1,173,290
714,479	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.86%**, 8/25/34	717,564
530,536	Credit Suisse First Boston Mortgage Securities Corp, Series 2004-1, Class 5A1, 5.50%, 2/25/19	536,041
397,576	Credit Suisse First Boston Mortgage Securities Corp, Series 2003-10, Class 1A1, 5.50%, 5/25/33	399,015

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
750,847	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	752,670
96,918	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 4A1, 5.50%, 11/25/17	97,283
1,116,835	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	1,117,229
995,282	Credit Suisse First Boston Mortgage Securities Corp., Series 2001-AR24, Class 3A, 6.12%**, 12/25/31	1,000,917
984,049	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 4.91%**, 2/25/33	978,507
273,627	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8 , Class 5A1, 6.50%, 4/25/33	277,319
4,681,450	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	4,666,596
909,835	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	916,202
574,059	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 4.85%*, 11/25/34	576,810
1,092,111	CS First Boston Mortgage Securities Corp., Series 2003-29, Class 7A1, 6.50%, 12/25/33	1,108,332
60,105	Equity One, Inc., Series 2004-1, Class AF2, 2.48%, 4/25/34	59,833
763,284	Fannie Mae, 5.50%, 1/1/06, Pool# 816568	775,050
989,694	Fannie Mae, 6.00%, 1/1/06, Pool# 816569	1,008,808
924,527	Fannie Mae, 6.50%, 2/1/06, Pool# 816570	944,112
39,943	Fannie Mae, Series 1992-196, Class J, 6.00%, 11/25/07	40,515
6,212	Fannie Mae, Series 1993-18, Class PJ, 6.50%, 12/25/07	6,234
57,639	Fannie Mae, Series 1993-191, Class PJ, 6.00%, 10/25/08	59,088
394,408	Fannie Mae, Series 1999-1, Class K, 5.50%, 12/25/08	400,917
38,886	Fannie Mae, Series 2003-16, Class PA, 4.50%, 11/25/09	38,908
26,554	Fannie Mae, Series 2002-74, Class TB, 5.00%, 1/25/12	26,575
162,699	Fannie Mae, Series 2002-2, Class UB, 6.00%, 1/25/15	162,542
26,852	Fannie Mae, Series 2002-42, Class AB, 5.50%, 1/25/16	26,884
80,555	Fannie Mae, Series 2002-42, Class A, 6.00%, 1/25/16	80,707
31,642	Fannie Mae, Series 2003-8, Class OA, 4.50%, 2/25/16	31,650

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
28,948	Fannie Mae, Series 2003-13, Class PA, 4.25%, 10/25/16	28,882
261,076	Fannie Mae, Series 2003-24, Class BA, 4.00%, 4/25/17	258,071
2,923	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	3,078
371,927	Fannie Mae, Series 1991-165, Class L, 7.50%, 12/25/21	384,479
15,128	Fannie Mae, Series 1992-11, Class E, 8.00%, 12/25/21	15,600
12,187	Fannie Mae, Series 2003-33, Class PB, 4.00%, 2/25/22	12,161
24,589	Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22	25,280
788,016	Fannie Mae, Series 2003-41, Class PH, 4.50%, 5/25/22	787,420
55,923	Fannie Mae, Series 1994-72, Class H, 6.00%, 10/25/22	56,353
6,050	Fannie Mae, Series G92-61, Class G, 7.00%, 10/25/22	6,080
11,234	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	11,863
202,323	Fannie Mae, Series 1993-225, Class PG, 6.00%, 12/25/22	202,583
14,883	Fannie Mae, Series 1994-39, Class PH, 6.35%, 1/25/23	14,849
24,423	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	25,156
121,865	Fannie Mae, Series 1998-63, Class PG, 6.00%, 3/25/27	121,948
20,670	Fannie Mae, Series 1997-81, Class PC, 5.00%, 4/18/27	20,685
746	Fannie Mae, Series 1998-36, Class GA, 6.00%, 12/18/27	745
499,783	Fannie Mae, Series 1999-1 Class PG, 6.50%, 4/25/28	501,388
211,523	Fannie Mae, Series 2000-10, Class PG, 7.00%, 6/25/29	211,027
29,257	Fannie Mae, Series 2003-22, Class BA, 6.50%, 9/25/29	29,189
5,046	Fannie Mae, Series 2001-81, Class AD, 6.00%, 11/25/29	5,052
14,802	Fannie Mae, Series 2002-36, Class HM, 6.50%, 12/25/29	14,916
291,899	Fannie Mae, 6.46%**, 2/1/30, Pool # 556998	303,878
49,569	Fannie Mae, Series 2001-61, Class TD, 6.00%, 7/25/30	50,008
493,597	Fannie Mae, Series 2003-1, Class A, 5.50%, 8/25/30	500,323
375,020	Fannie Mae, Series 2003-120, Class HB, 6.50%, 1/25/31	381,161
157,212	Fannie Mae, Series 2001-53, Class CL, 5.50%, 6/25/31	157,806
257,093	Fannie Mae, Series 2002-63, Class CG, 5.50%, 6/25/31	259,208
39,008	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	39,324

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
105,000	Fannie Mae, Series 2004-W1, Class 1A3, 4.49%, 11/25/43	105,148
1,466,124	First Horizon Mortgage Pass-Through Trust, Series 2002-9, Class 1A2, 5.75%, 2/25/33	1,466,902
976,590	First Horizon Mortgage Pass-Through Trust, Series 2003-1, Class 1A2, 5.50%, 3/25/33	984,213
1,090,135	First Horizon Mortgage Pass-Through Trust, Series 2003-10, Class 1A2, 5.50%, 1/25/34	1,103,336
1,561	Freddie Mac, Series 1106, Class E, 7.50%, 7/15/06	1,559
10,249	Freddie Mac, Series 1176, Class H, 8.00%, 12/15/06	10,270
15,447	Freddie Mac, Series 1258, Class EB, 8.00%, 5/15/07	15,476
18,245	Freddie Mac, Series 1458, Class K, 7.00%, 1/15/08	18,589
5,641	Freddie Mac, Series 2558, Class BA, 5.00%, 5/15/11	5,638
10,728	Freddie Mac, Series 2102, Class TB, 6.00%, 8/15/12	10,715
506,190	Freddie Mac, Series 2543, Class G, 4.00%, 12/15/12	506,453
625,306	Freddie Mac, Series 2462, Class HL, 5.50%, 12/15/12	627,267
766,451	Freddie Mac, Series 2573, Class GA, 5.00%, 1/15/13	778,252
159,131	Freddie Mac, Series 2752, Class EJ, 4.00%, 2/15/14	156,125
57,506	Freddie Mac, Series 2363, Class PE, 6.00%, 1/15/15	57,436
185,265	Freddie Mac, Series 2353, Class TC, 6.00%, 7/15/15	185,319
59,765	Freddie Mac, Series 2603, Class TB, 4.00%, 11/15/15	59,823
114,791	Freddie Mac, Series 2497, Class NF, 5.00%, 1/15/16	116,019
14,242	Freddie Mac, Series 2508, Class GL, 5.50%, 2/15/16	14,367
2,816,921	Freddie Mac, Series 2474, Class NE, 5.00%, 7/15/17	2,857,887
240,978	Freddie Mac, Series 2292, Class VB, 6.50%, 8/15/17	241,428
4,729	Freddie Mac, Series 2580, Class Q5, 4.00%, 3/15/18	4,723
340,249	Freddie Mac, Series 2407, Class VK, 6.50%, 8/15/18	342,260
1,880,159	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	1,855,791
168,585	Freddie Mac, Series 2359, Class VD, 6.00%, 5/15/19	170,015
200,961	Freddie Mac, Series 33, Class D, 8.00%, 4/15/20	201,967
20,829	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	20,796

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
408,690	Freddie Mac, Series 85, Class C, 8.60%, 1/15/21	408,062
1,680	Freddie Mac, Series 115, Class I, 7.00%, 2/15/21	1,677
10,226	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	10,210
39,971	Freddie Mac, Series 1173, Class E, 6.50%, 11/15/21	39,996
33,123	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	33,077
893,173	Freddie Mac, Series 2478, Class BG, 5.00%, 12/15/21	901,053
290,938	Freddie Mac, Series 2516, Class EC, 5.00%, 2/15/22	293,595
39,319	Freddie Mac, Series 1228, Class M, 4.34%**, 3/15/22	39,162
19,152	Freddie Mac, Series 1217, Class I, 7.00%, 3/15/22	19,466
13,450	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	13,767
24,281	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	24,728
51,717	Freddie Mac, Series 1446, Class KA, 7.90%, 9/15/22	51,617
2,615	Freddie Mac, Series 1611, Class I, 6.00%, 2/15/23	2,615
18,244	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	18,452
51,717	Freddie Mac, Series 1643, Class E, 6.50%, 5/15/23	52,011
84,366	Freddie Mac, Series 29, Class J, 7.00%, 9/25/23	85,498
13,253	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	13,522
673,103	Freddie Mac, Series 2503 Class JD, 5.50%, 3/15/26	680,043
2,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	2,116
29,054	Freddie Mac, Series 1998-1, Class PD, 6.25%, 8/20/27	29,168
489,364	Freddie Mac, Series 2061, Class TA, 5.25%, 10/15/27	490,601
441,952	Freddie Mac, Series 2113, Class QE, 6.00%, 11/15/27	449,162
58,963	Freddie Mac, Series 2513, Class QK, 5.00%, 8/15/28	58,882
143,537	Freddie Mac, Series 2416, Class PN, 6.00%, 11/15/28	144,000
568,519	Freddie Mac, Series 2527, Class LC, 5.00%, 12/15/28	568,433
307,558	Freddie Mac, Series 2517, Class DC, 5.00%, 5/15/29	309,881
123,365	Freddie Mac, Series 2535, Class PM, 4.25%, 6/15/29	123,318
309,586	Freddie Mac, Series 2430, Class WD, 6.50%, 12/15/29	312,984
45,294	Freddie Mac, Series 2569, Class AD, 4.50%, 1/15/30	45,232

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
1,489,078	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	1,489,325
265,050	Freddie Mac, Series 2398, Class DK, 6.50%, 1/15/31	265,901
494,823	Freddie Mac, Series 2523, Class BD, 6.00%, 1/15/32	505,748
175,000	Freddie Mac, Series T-60, Class 1A4B, 5.34%, 3/25/44	176,858
1,076,510	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	1,093,905
523	Government National Mortgage Assoc., 8.00%, 8/15/05, Pool #6711	527
142	Government National Mortgage Assoc., 7.25%, 11/15/05, Pool #8572	143
493	Government National Mortgage Assoc., 7.25%, 12/15/05, Pool #9018	496
54	Government National Mortgage Assoc., 7.25%, 12/15/05, Pool #9546	51
203	Government National Mortgage Assoc., 7.25%, 12/15/05, Pool #8958	198
848	Government National Mortgage Assoc., 7.25%, 1/15/06, Pool #9377	862
103	Government National Mortgage Assoc., 7.25%, 1/15/06, Pool #9399	105
577	Government National Mortgage Assoc., 8.00%, 2/15/06, Pool #9208	588
4,160	Government National Mortgage Assoc., 8.00%, 8/15/06, Pool #11277	4,240
1,634	Government National Mortgage Assoc., 8.00%, 9/15/06, Pool #11926	1,666
2,816	Government National Mortgage Assoc., 8.00%, 10/15/06, Pool #11931	2,870
2,668	Government National Mortgage Assoc., 8.00%, 10/15/06, Pool #12265	2,719
4,798	Government National Mortgage Assoc., 8.00%, 11/15/06, Pool #13379	4,890
8,067	Government National Mortgage Assoc., 8.00%, 11/15/06, Pool #13173	8,221
4,888	Government National Mortgage Assoc., 8.00%, 2/15/07, Pool #15008	5,039
5,408	Government National Mortgage Assoc., 8.00%, 8/15/07, Pool #18730	5,575
18,803	Government National Mortgage Assoc., 8.00%, 8/15/07, Pool #19641	19,382
1,380	Government National Mortgage Assoc., 8.00%, 9/15/07, Pool #19103	1,422
5,505	Government National Mortgage Assoc., 8.00%, 11/15/07, Pool #21277	5,674
9,463	Government National Mortgage Assoc., 8.00%, 11/15/07, Pool #20059	9,755
3,600	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #20455	3,711

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
8,551	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #14999	8,815
4,363	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #20866	4,498
2,277	Government National Mortgage Assoc., 8.00%, 2/15/08, Pool #22610	2,366
9,458	Government National Mortgage Assoc., 8.00%, 2/15/08, Pool #23055	9,827
106,053	Government National Mortgage Assoc., 6.50%, 12/1/11, Pool #E20275	110,480
27,723	Government National Mortgage Assoc., 4.63%**, 2/20/16, Pool #8103	28,130
51,755	Government National Mortgage Assoc., 4.13%**, 12/20/18, Pool #8437	52,516
22,824	Government National Mortgage Assoc., 4.13%**, 12/20/21, Pool #8889	23,204
60,177	Government National Mortgage Assoc., 4.38%**, 1/20/23, Pool #8123	61,265
2,740	Government National Mortgage Assoc., 6.50%, 7/15/23, Pool #350795	2,886
1,485	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	1,600
1,407	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	1,490
51,596	Government National Mortgage Assoc., 4.38%**, 1/20/25, Pool #8580	52,593
70,144	Government National Mortgage Assoc., 4.38%**, 1/20/25, Pool #8585	71,446
1,343	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	1,414
35,142	Government National Mortgage Assoc., 4.38%**, 3/20/26, Pool #8832	35,744
1,698	Government National Mortgage Assoc., 6.75%, 5/16/26, Series 1999-38, Class PC	1,695
8,948	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	9,691
1,718	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	1,818
30,377	Government National Mortgage Assoc., 4.13%**, 12/20/27, Pool #80141	30,832
53,201	Government National Mortgage Assoc., 3.25%**, 3/20/29, Pool #80263	53,955
29,050	Government National Mortgage Assoc., Series 2002-67, Class LA, 4.50%, 5/20/29	29,052
83,677	Government National Mortgage Assoc., 4.00%**, 11/20/29, Pool #876947	84,631

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
379,513	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	376,823
999,696	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	999,489
729,664	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	734,415
1,795,079	Master Asset Securitization Trust, Series 2003-3, Class 2A1, 5.00%, 4/25/18	1,799,567
556,446	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	560,866
3,305,895	Master Asset Securitization Trust, Series 2004-9, Class 2A1, 5.50%, 9/25/34	3,354,667
119,045	Merrill Lynch Mortgage Investors, Inc., Series 2004-A2, Class 1A, 3.82%**, 7/25/34	118,903
461,170	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 4.16%**, 8/25/34	462,644
472,748	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	473,672
40,192	Prudential Home Mortgage Securities, Series 1992-27, Class A13, 7.50%, 9/25/07	40,097
20,702	Residential Accredit Loans, Inc., Series 1998-QS16, Class A1, 6.50%, 11/25/13	20,655
15,473	Residential Accredit Loans, Inc., Series 2002-QS14, Class A5, 5.13%, 9/25/32	15,476
791,757	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	763,078
2,401,854	Residential Accredit Loans, Inc., Series 2003-QS2, Class A6, 4.50%, 2/25/33	2,403,678
1,235,025	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 5.44%**, 9/25/34	1,240,062
150,000	Residential Asset Mortgage Products, Inc, Series 2004-RS2, Class AI2, 3.35%, 8/25/29	148,642
1,076,917	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	1,112,273
225,356	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	228,546
3,010,863	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	3,034,167
1,104,647	Residential Funding Mortgage Securities I, Series 2003-S2, Class A1, 5.00%, 2/25/33	1,103,994

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
1,308,333	Residential Funding Mortgage Securities I, Series 2004-S6, Class 1A4, 5.50%, 6/25/34	1,316,714
658,316	Residential Funding Securities Corp., Series 2002-RM1, Class AI1, 5.50%, 12/25/17	670,695
149,946	Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 3A1, 5.20%**, 2/25/34	150,697
19,000	Structured Asset Securities Corp., Series 2001-17, Class A4, 6.50%, 12/25/31	19,033
12,338	Structured Asset Securities Corp., Series 2002-8A, Class 6A, 6.82%**, 5/25/32	12,459
125,330	Structured Asset Securities Corp., Series 2002-17, Class 1A3, 6.00%, 9/25/32	125,058
414,992	Structured Asset Securities Corp., Series 2002-19, Class A1, 4.20%, 10/25/32	414,236
332,591	Structured Asset Securities Corp., Series 2003-21, Class 1A3, 5.50%, 7/25/33	338,491
7,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	7,143
208,111	Summit Mortgage Trust, Series 2001-1, Class B1, 6.06%**, 12/28/12	210,712
93,148	Vendee Mortgage Trust, Series 1994-1, Class 27A, 6.50%, 7/15/20	93,690
716,158	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	714,052
881,374	Washington Mutual, Series 2002-S2, Class 1A8, 6.50%, 3/25/32	881,003
713,388	Washington Mutual, Series 2002-S3, Class 1A11, 6.50%, 6/25/32	712,759
129,024	Washington Mutual, Series 2002-S7, Class 4A10, 5.00%, 11/25/32	128,945
40,000	Washington Mutual, Series 2003-MS3, Class 1A17, 5.75%, 3/25/33	40,254
57,557	Washington Mutual, Series 2003-MS8, Class 1A7, 5.50%, 5/25/33	57,640
734,150	Washington Mutual, Series 2003-S3, Class 1A46, 5.00%, 6/25/33	731,390
297,045	Washington Mutual, Series 2003-S5, Class 1A1, 5.50%, 6/25/33	297,752
930,000	Washington Mutual, Series 2003-AR10, Class A5, 4.08%**, 10/25/33	923,127
879,445	Washington Mutual MSC Mortgage, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	881,235
682,014	Washington Mutual MSC Mortgage, Series 2001-MS14, Class 2A1, 6.00%, 12/25/31	680,496

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
353,361	Washington Mutual MSC Mortgage, Series 2001-MS15, Class 3A1, 6.25%, 1/25/32	354,980
220,649	Wells Fargo Alternative Loan Trust, Series 2002-1, Class 2A1, 6.25%, 8/25/32	221,519
877,870	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	890,785
723,932	Wells Fargo Mortgage Backed Securities Trust, Series 2001-30, Class A3, 6.00%, 12/25/31	722,173
1,280,530	Wells Fargo Mortgage Backed Securities Trust, Series 2002-18, Class 1A4, 4.75%, 12/25/32	1,279,182
40,047	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 2A1, 5.00%, 2/25/33	39,958
135,266	Wells Fargo Mortgage Backed Securities Trust, Series 2003-3, Class 1A21, 5.25%, 4/25/33	135,864
173,365	Wells Fargo Mortgage Backed Securities Trust, Series 2003-4, Class A15, 5.50%, 6/25/33	174,936
115,000	Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A3, 4.13%**, 8/25/34	114,393

Total Mortgage Backed Securities (Cost $101,590,696)		100,987,238

Corporate Bonds (6.4%):

Aerospace & Defense (0.5%):

1,250,000	Boeing Capital Corp., 5.75%, 2/15/07	1,283,759

Banking (1.6%):
500,000	JPMorgan Chase & Co., 6.50%, 1/15/09	537,965
1,000,000	Keycorp, 2.75%, 2/27/07	976,873
3,000,000	Keycorp, 3.36%**, 7/23/07	3,002,709

		4,517,547

Brokerage Services (0.3%):

700,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	714,143

Financial - Leasing Company (1.3%):

500,000	International Lease Finance Corp., 5.70%, 7/3/06	508,026
3,000,000	International Lease Finance Corp., 5.32%, 12/9/07	3,067,872

		3,575,898

Financial Services (2.4%):

66,000	Commercial Credit Co., 6.13%, 12/1/05	66,818
2,000,000	General Electric Capital Corp., 2.85%, 1/30/06	1,989,876
120,000	Household Finance Corp., 5.15%, 9/15/05	120,308

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
1,300,000	Household Finance Corp., 5.75%, 1/30/07	1,335,018
1,000,000	Household Finance Corp., 7.70%, 7/15/22	1,044,450
500,000	Preferred Term Securities IX, 4.28%**, 4/3/33, Callable 4/3/08 @ 100*	500,000
2,000,000	Preferred Term Securities XV, 4.62%**, 9/24/34, Callable 9/26/09 @100*	2,000,000

		7,056,470

Telecommunications (0.3%):

750,000	GTE Southwest, Inc., 6.00%, 1/15/06	759,521

Total Corporate Bonds (Cost $17,749,057)		17,907,338

Taxable Municipal Bonds (0.9%):

Missouri (0.9%):

2,500,000	St. Louis Missouri Airport Revenue	2,497,358

	Refunding, 2.05%, 7/1/05, Insured by:
	FSA
Total Taxable Municipal Bonds (Cost $2,500,000)		2,497,358

U.S. Government Agencies (29.2%):

Fannie Mae (9.0%):

4,500,000	2.27%, 11/17/05	4,476,478
5,100,000	2.63%, 9/29/06	5,027,972
145,000	3.00%, 2/20/07, Callable 7/22/05 @100*	143,099
460,000	2.79%, 10/12/07, Callable 10/12/05 @ 100*	448,821
376,000	2.50%**, 3/25/08	367,984
2,000,000	4.00%**, 4/25/08, Callable 4/26/06 @ 100*	2,001,978
1,250,000	4.02%, 8/26/08, Callable 8/26/05 @ 100*	1,247,633
2,500,000	4.13%, 1/27/09, Callable 1/27/06 @ 100*	2,503,149
500,000	4.00%, 1/30/09, Callable 7/22/05 @ 100 *	497,741
1,500,000	2.35%**, 3/30/09, Callable 3/30/06 @ 100*	1,497,957
400,000	3.50%**, 9/16/09, Callable 6/16/05 @ 100*	397,915
1,500,000	4.50%, 9/30/09, Callable 7/22/05 @ 100*	1,500,459
1,200,000	4.00%**, 7/28/10, Callable 7/28/05 @ 100*	1,196,370
2,500,000	5.00%**, 9/24/13, Callable 6/24/05 @ 100*	2,502,203
340,000	4.25%**, 10/18/13, Callable 7/18/05 @100*	340,015
1,000,000	5.00%**, 11/28/14, Callable 8/28/05 @ 100*	1,003,339

Federal Farm Credit Bank (1.0%):		25,153,113

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
100,000	2.20%, 11/10/05, Callable: 6/03/05 @ 100*	99,461
100,000	3.25%, 12/15/06, Callable 6/15/05 @ 100*	99,246
100,000	3.00%, 4/1/08, Callable 6/1/05 @ 100*	97,572
2,300,000	3.97%, 6/17/08, Callable 7/12/05 @ 100*	2,268,589
300,000	3.50%, 7/28/08, Callable 3/14/05 @ 100*	295,879

		2,860,747

Federal Home Loan Bank (14.2%):

10,000,000	2.89%***, 6/2/05	9,998,394
175,000	1.43%, 7/8/05	174,701
200,000	2.16%, 11/10/05, Callable 8/10/05 @ 100*	198,888
60,000	2.18%, 11/17/05, Callable 8/17/05 @ 100*	59,651
195,000	2.55%, 4/21/06	193,151
210,000	2.65%, 5/26/06	207,957
100,000	2.00%**, 6/2/06	99,573
75,000	2.20%, 6/6/06, Callable 6/26/05 @ 100*	73,846
295,000	2.10%, 6/12/06, Callable 7/18/05 @ 100*	290,334
200,000	2.38%, 6/12/06, Callable 6/12/05 @ 100*	197,388
1,000,000	3.50%, 8/15/06	997,829
250,000	2.63%**, 8/25/06, Callable 8/25/05 @ 100*	247,709
200,000	3.00%**, 2/13/07, Callable 8/13/05 @ 100*	199,281
200,000	2.80%, 3/9/07, Callable 7/18/05 @ 100*	196,854
2,250,000	2.28%, 4/16/07	2,191,453
100,000	3.15%, 4/23/07	98,926
600,000	2.50%**, 4/27/07, Callable 7/27/05 @ 2005*	589,247
350,000	3.15%, 4/27/07	346,213
1,490,000	3.09%, 4/30/07, Callable 7/30/05 @ 100*	1,472,208
100,000	3.28%, 5/9/07, Callable 8/09/05 @ 100*	99,135
550,000	3.00%**, 5/10/07, Callable 8/10/05 @ 100*	544,907
1,000,000	2.60%, 6/4/07, Callable 7/18/05 @ 100*	978,177
125,000	2.28%, 6/26/07, Callable 6/26/05 @ 100*	121,376
100,000	2.25%, 7/2/07, Callable 7/18/05 @ 100*	97,014
200,000	3.15%, 8/13/07, Callable 7/18/05 @ 100*	197,390
700,000	3.95%**, 9/24/07	702,517
500,000	3.45%, 11/9/07, Callable 7/18/05 @ 100*	495,527
50,000	3.54%, 11/30/07, Callable 11/30/05 @ 100*	49,663

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
500,000	2.38%**, 12/19/07, Callable 6/19/05 @ 100*	495,363
400,000	2.00%, 12/26/07, Callable 6/26/05 @ 100*	393,969
100,000	2.50%**, 10/20/06, Callable 7/20/05 @ 100*	99,286
3,000,000	3.50%**, 1/25/08, Callable 7/25/05 @ 100*	2,998,928
1,500,000	4.00%, 2/1/08, Callable 8/1/05 @ 100*	1,497,420
250,000	3.02%, 3/12/08, Callable 6/12/05 @ 100*	244,501
250,000	3.00%, 4/1/08, Callable 7/18/05 @ 100*	244,206
400,000	3.25%**, 8/14/08, Callable 8/14/05 @ 100*	398,496
5,000,000	3.75%, 8/15/08	4,977,009
250,000	3.25%**, 9/24/08, Callable 3/24/06 @ 100*	249,906
500,000	3.00%, 12/30/08, Callable 6/30/05 @ 100*	498,440
250,000	2.50%**, 6/5/09, Callable 6/05/05 @ 100*	248,153
1,700,000	3.50%**, 12/29/09, Callable 6/29/05 @ 100*	1,695,357
2,500,000	4.00%**, 2/25/10, Callable 8/25/05 @ 100*	2,500,400
1,000,000	4.00%**, 4/12/10, Callable 7/12/05 @ 100*	1,000,780
400,000	4.00%**, 10/26/12, Callable 7/26/05 @ 100*	399,157
577,778	4.75%**, 4/30/14, Callable 7/30/05 @ 100*	578,565

		39,639,245

Freddie Mac (5.0%):

6,000,000	2.63%, 5/19/06	5,925,053
500,000	3.05%, 1/19/07	494,597
100,000	3.00%, 1/23/08, Callable 7/23/05 @ 100*	97,881
1,000,000	3.25%, 5/14/08, Callable 11/14/05 @ 100*	982,234
520,000	3.00%, 7/9/08, Callable 7/18/05 @ 100*	506,577
1,500,000	3.00%**, 11/18/09, Callable 11/18/05 @ 100*	1,499,331
2,000,000	4.85%, 12/1/09, Callable 6/1/05 @ 100*	2,014,212
1,000,000	4.13%, 5/12/10	1,002,500
500,000	4.00%**, 12/15/10, Callable 7/18/05 @ 100*	500,021
1,000,000	4.50%, 12/16/10, Callable 12/16/05 @ 100*	998,674

		14,021,080

Total U.S. Government Agencies (Cost $81,822,213)		81,674,185

U.S. Treasury Notes (17.2%):

5,500,000	1.50%, 7/31/05	5,487,323

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
10,000,000	1.88%, 12/31/05	9,919,920
11,000,000	2.25%, 4/30/06	10,887,426
10,000,000	2.75%, 6/30/06	9,927,340
8,000,000	2.50%, 10/31/06	7,887,184
2,000,000	3.13%, 4/15/09	1,959,140
2,000,000	3.63%, 7/15/09	1,992,812

Total U.S. Treasury Notes (Cost $48,247,950)		48,061,145

Investments in Affiliates (5.3%):

Investment Companies (5.3%):

7,339,569	American Performance Institutional Cash Management Fund	7,339,569
7,630,693	American Performance U.S. Treasury Fund	7,630,692

Total Investments in Affiliates (Cost $14,970,261)		14,970,261

Total Investments (Cost $279,730,389) (a) - 99.8%		279,558,188
Other assets in excess of liabilities - 0.2%		534,221

NET ASSETS - 100.0%		$280,092,409

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by $1,289,111 for differences between book and tax amortization methods for premium and market discounts. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$1,199,487
Unrealized depreciation	$(2,660,799)

Net unrealized depreciation	$(1,461,312)

(b)	Represents an illiquid security.

Issue Description	Acquitition Date	Cost	Value per Share	Percent of Fund Net Assets
ACLC Business Loan Receivables Trust, Series 1998-1, Class A11, 6.44%, 9/15/19	12/24/2003	$1,749,504	$0.98	0.57%
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/15/2003	2,072,600	0.96	0.77%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/30/2003	1,263,418	0.98	0.44%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/24/2003	1,435,485	1.02	0.55%
Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	8/12/2003	373,604	1.01	0.12%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/7/2003	984,457	0.91	0.39%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/21/2003	1,373,469	1.02	0.47%
Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	10/15/2003	1,607,100	0.89	0.67%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/29/2003	3,419,611	0.99	0.82%

*	Represents next call date. Additional subsequent call dates and amounts also apply to this security.
**	Represents Variable Rate Investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2005. The date presented reflects the final maturity date.
***	Represents effective yield at time of purchase.

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities(b) (6.7%):

536,194	ACLC Business Loan Receivables, Series 1998-1, Class A1I, 6.44%, 9/15/19	$526,978
500,000	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20	480,000
714,269	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21	707,573
1,053,126	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	1,078,116
303,805	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	305,345
500,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	452,509
557,045	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	567,834
1,000,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	890,244
1,084,799	Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	1,078,663

Total Asset Backed Securities (Cost $5,766,927)		6,087,262

Mortgage Backed Securities (29.4%):

1,000,000	ABFS Mortgage Loan Trust, Series 2002-1 , Class A5, 6.51%, 12/15/32	1,034,389
128,505	Banc of America Funding Corp., Series 2004-B, Class 5A1, 5.24%, 11/20/34	129,306
782,833	Bank of America Alternative Loan Trust, Series 2004-4, Class 4A1, 5.75%, 5/25/34	789,880
415,472	Bank of America Mortgage Securities, Series 2002-9, Class 2A1, 5.75%, 10/25/17	414,365
232,012	Bank of America Mortgage Securities, Series 2003-1, Class 2A2, 5.25%, 2/25/18	232,691
232,818	Bank of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	233,764
87,159	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-5, Class 6A, 5.93%**, 6/25/32	87,652
305,235	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 12A3, 5.05%**, 11/25/34	305,045
382,515	Cendant Mortgage Corporation, Series 2003-9, Class 1A6, 5.25%, 11/25/33	387,765
406,722	Chase Mortgage Finance Corp., Series 2003-S1, Class 2A1, 5.00%, 2/25/18	407,671

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
136,371	Chase Mortgage Finance Corp., Series 2003-S2, Class A1, 5.00%, 3/25/18	138,362
825,762	Citicorp Mortgage Securities, Inc., Series 2004-9, Class 1A9, 5.25%, 12/25/34	829,890
64,771	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	65,156
317,422	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	317,385
213,752	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	218,967
1,088,205	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	1,099,584
319,335	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	322,864
427,613	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	424,557
396,933	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.86%**, 8/25/34	398,647
37,542	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	37,633
237,491	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	243,058
456,045	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	462,199
402,087	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	402,818
1,235,211	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	1,231,291
645,903	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	657,252
48,180	Emergent Home Equity Loan Trust, Series 1997-3, Class A5, 7.29%, 10/20/28	48,089
83,810	Fannie Mae, Series 1992-53, Class G, 7.00%, 4/25/07	85,484
3,195	Fannie Mae, Series 1992-196, Class J, 6.00%, 11/25/07	3,241
441	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	458
3,117	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	3,354
34,179	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	35,649

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
13,718	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	14,736
7,649	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	8,325
25,018	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	26,866
28,212	Fannie Mae, Series D-32, Class L, 8.00%, 10/25/21	30,192
5,668	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	6,078
48,563	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	51,670
12,449	Fannie Mae, Series 1992-45, Class F, 3.87%**, 4/25/22	12,250
231,782	Fannie Mae, 4.09%**, 11/1/22, Pool #189916	237,964
84,845	Fannie Mae, 4.38%**, 7/1/23, Pool #224951	88,595
83,809	Fannie Mae, Series 1999-7, Class D, 6.00%, 3/18/28	84,473
266,797	Fannie Mae, Series 2002-89, Class QE, 5.00%, 9/25/31	268,286
392,806	Fannie Mae, 5.37%**, 4/1/32, Pool #638549	396,585
1,014,204	Fannie Mae, 4.97%**, 2/1/33, Pool #683235	1,021,260
124,880	Fannie Mae, 4.10%**, 9/1/33, Pool #739372	123,844
122,159	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42	128,646
583,288	First Horizon Mortgage Pass-Through Trust, Series 2002-7, Class 2A2, 5.25%, 12/25/17	585,158
12,370	Freddie Mac, Series 1176, Class H, 8.00%, 12/15/06	12,394
14,144	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	15,633
16,243	Freddie Mac, Series 2497, Class UH, 5.50%, 5/15/15	16,268
61,755	Freddie Mac, Series 2353, Class TC, 6.00%, 7/15/15	61,773
159,189	Freddie Mac, Series 2501, Class AM, 5.50%, 1/15/16	160,085
161,169	Freddie Mac, Series 2532, Class B, 5.00%, 9/15/16	163,004
7,484	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	7,840
115,726	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	113,689
152,449	Freddie Mac, Series 2390, Class TA, 6.00%, 11/15/20	153,911
21,405	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	21,374
14,086	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	14,069
18,370	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	18,344
18,661	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	18,688

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
650,843	Freddie Mac, Series 2568, Class KA, 4.25%, 12/15/21	645,606
162,524	Freddie Mac, Series 2556, Class TJ, 5.00%, 1/15/22	163,989
5,728	Freddie Mac, Series 1222, Class P, 3.58%, 3/15/22	5,697
27,956	Freddie Mac, Series 1264, Class I, 8.30%, 4/15/22	28,167
63,998	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	66,205
73,313	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	75,042
25,792	Freddie Mac, Series 24, Class K, 6.25%, 9/25/22	25,744
57,428	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	59,253
48,065	Freddie Mac, Series 1617, Class PJ, 6.20%, 1/15/23	48,188
673,103	Freddie Mac, Series 2503 Class JD, 5.50%, 3/15/26	680,043
42,891	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	45,010
116,218	Freddie Mac, Series 1998-1, Class PD, 6.25%, 8/20/27	116,671
48,723	Freddie Mac, Series 2513, Class QK, 5.00%, 8/15/28	48,656
20,588	Freddie Mac, Series 2569, Class AD, 4.50%, 1/15/30	20,560
726,670	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	726,791
74,376	Freddie Mac, Series 2487, Class D, 5.50%, 7/15/30	74,354
9,597	Freddie Mac, Series 2388, Class BE, 6.50%, 7/15/30	9,584
13,910	Freddie Mac, Series 2430, Class GD, 6.50%, 11/15/30	13,892
77,031	Freddie Mac, Series 2462, Class JE, 6.50%, 11/15/30	78,404
716,043	Freddie Mac, Series 2517, Class BK, 5.00%, 2/15/31	717,272
200,000	Freddie Mac, Series 2702, Class GA, 6.00%, 2/15/32	202,434
97,865	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	99,446
637	Government National Mortgage Assoc., 9.00%, 3/15/06, Pool #299211	655
4,886	Government National Mortgage Assoc., 9.00%, 12/15/06, Pool #316045	5,028
23,250	Government National Mortgage Assoc., 7.50%, 6/15/07, Pool #329595	23,921
133,641	Government National Mortgage Assoc., 6.00%, 1/15/09, Pool #371901	137,851

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
303,009	Government National Mortgage Assoc., 6.50%, 12/1/11, Pool #E20275	315,658
1,846	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	2,091
12,354	Government National Mortgage Assoc., 8.00%, 11/15/21, Pool #308330	13,389
12,310	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	13,338
24,550	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	26,591
7,608	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	8,202
1,641	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	1,769
101,603	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	108,013
3,598	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	3,878
10,136	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	10,928
53,072	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	57,215
79,721	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	86,343
59,753	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	64,716
22,242	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	23,873
1,274	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	1,347
55,000	Government National Mortgage Assoc., Series 2003-18, Class KB, 6.00%, 7/20/31	57,193
92,609	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	92,973
482,909	Master Asset Securitization Trust, Series 2002-6, Class 3A3, 6.25%, 10/25/32	482,515
11,372	Prudential Home Mortgage Securities, Series 1993-9, Class A11, 7.50%, 3/25/08	11,380
861,534	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	889,819
488,651	Residential Funding Mortgage Securities I, Series 2003-S1, Class A1, 5.00%, 1/25/18	492,454
1,015,468	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	1,023,328

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
438,877	Residential Funding Securities Corp., Series 2002-RM1, Class AI1, 5.50%, 12/25/17	447,130
541,770	Structured Adjustable Rate Mortgage Loan, Series 2004-3AC, Class A1, 4.94%**, 3/25/34	545,362
18,298	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	18,249
54,000	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	54,257
439,283	Structured Asset Securities Corp., Series 2002-6; Class 1A5, 6.50%, 4/25/32	443,281
24,478	Structured Asset Securities Corp., Series 2002-17, Class 1A3, 6.00%, 9/25/32	24,425
75,453	Structured Asset Securities Corp., Series 2002-19, Class A1, 4.20%, 10/25/32	75,316
2,000	Structured Mortgage Asset Residential Trust, Series 1992-8, Class G, 7.55%, 9/25/23	2,038
1,926	Vendee Mortgage Trust, Series 1999-2, Class 1D, 6.50%, 12/15/24	1,928
203,394	Washington Mutual, Series 2002-S2, Class 1A8, 6.50%, 3/25/32	203,308
305,738	Washington Mutual, Series 2002-S3, Class 1A11, 6.50%, 6/25/32	305,468
45,000	Washington Mutual, Series 2003-AR5, Class A5, 3.84%, 6/25/33	44,579
88,098	Washington Mutual, Series 2003-S3, Class 1A31, 5.25%, 6/25/33	88,892
480,666	Washington Mutual MSC Mortgage, Series 2001-MS14, Class 1A19, 6.50%, 12/25/31	479,527
193,198	Washington Mutual MSC Mortgage, Series 2002-MS6, Class 3A1, 6.50%, 9/25/32	196,102
1,024,182	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	1,039,249
38,416	Wells Fargo Mortgage Backed Securities Trust, Series 2002-18, Class 1A3, 6.00%, 12/25/32	38,411
40,047	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 2A1, 5.00%, 2/25/33	39,958

Total Mortgage Backed Securities (Cost $26,979,880)		26,863,422

Corporate Bonds (11.9%):

Banking (2.3%):

400,000	Keycorp, 2.75%, 2/27/07	390,749
1,750,000	Keycorp, 3.36%**, 7/23/07	1,751,580

		2,142,329

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
Brokerage Services (1.0%):

200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	204,041
250,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	270,298
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	415,187

		889,526

Financial - Leasing Company (1.7%):

500,000	International Lease Finance Corp., 5.70%, 7/3/06	508,026
1,000,000	International Lease Finance Corp., 5.32%, 12/9/07	1,022,624

		1,530,650

Financial Services (6.6%):

1,000,000	General Motors Acceptance Corp., 6.63%, 10/15/05	1,005,217
200,000	Household Finance Corp., 5.75%, 1/30/07	205,387
50,000	Household Finance Corp., 6.80%, 5/15/11	54,157
75,000	Household Finance Corp., 6.60%, 6/15/11	80,492
331,000	Household Finance Corp., 7.50%, 6/15/22, Callable 6/15/07 @ 100*	343,464
500,000	Household Finance Corp., 7.70%, 7/15/22	522,225
300,000	Household Finance Corp., 7.40%, 8/15/22	311,330
500,000	I-Preferred Term Securities, 5.04%**, 12/11/32, Callable 12/11/07 @ 100*	500,000
500,000	Preferred Term Securities IX, 4.28%**, 4/3/33, Callable 4/3/08 @ 100*	500,000
500,000	Preferred Term Securities XI, 4.63%**, 9/24/33, Callable 9/24/08 @ 100*	500,000
2,000,000	Preferred Term Securities XV, 4.62%**, 9/24/34, Callable 9/26/09 @100*	2,000,000

		6,022,272

Telecommunications (0.3%):

50,000	Qwest Corp., 6.88%, 9/15/33	50,963
250,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	267,683

Total Corporate Bonds (Cost $10,764,104)		318,646

		10,903,423

Taxable Municipal Bonds (3.1%):

California (0.6%):

500,000	Monrovia Redevelopment Agency Tax Allocation, 6.90%, 5/1/17, Callable 5/1/08 @ 102*, Insured by: AMBAC	537,500

Georgia (1.2%):

1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/07 @ 102*, Insured by: FSA	1,098,750

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
Louisiana (1.1%):

1,000,000	Orleans Parish School Board, Revenue, Series A, 6.50%, 2/1/06, Insured by: FGIC	1,018,190

Wisconsin (0.2%):

145,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/08 @ 100*	147,356

Total Taxable Municipal Bonds (Cost $2,634,388)		2,801,796

U.S. Government Agencies (32.1%):

Fannie Mae (12.1%):

2,500,000	2.63%, 9/29/06	2,464,693
80,000	3.00%, 1/15/08, Callable 7/18/05 @ 100*	78,231
1,500,000	2.35%**, 3/30/09, Callable 3/30/06 @ 100*	1,497,957
1,000,000	4.00%**, 7/28/10, Callable 7/28/05 @ 100*	996,975
750,000	4.00%, 11/10/11, Callable 8/10/05 @ 100*	748,593
2,590,000	4.13%, 1/30/12, Callable 7/15/05 @ 100*	2,544,674
1,000,000	5.00%**, 9/24/13, Callable 6/24/05 @ 100*	1,000,881
1,000,000	5.00%**, 4/11/14	1,001,250
750,000	5.00%**, 11/28/14, Callable 8/28/05 @ 100*	752,504

		11,085,758

Federal Farm Credit Bank (1.2%):

100,000	3.00%, 5/28/08, Callable 7/14/05 @ 100*	97,411
1,000,000	3.97%, 6/17/08, Callable 7/12/05 @ 100*	986,343

		1,083,754

Federal Home Loan Bank (12.1%):

2,000,000	3.00%, 5/15/06	1,987,903
300,000	3.50%, 8/15/06	299,349
500,000	3.09%, 4/30/07, Callable 7/30/05 @ 100*	494,030
500,000	3.95%**, 9/24/07	501,798
100,000	3.05%, 1/23/08, Callabe 7/23/05 @ 100*	98,021
250,000	3.02%, 3/12/08, Callable 6/12/05 @ 100*	244,501
65,000	3.63%, 4/23/08, Callabe 7/13/05 @ 100*	64,420
180,000	4.10%, 7/14/08, Callable 7/14/05 @ 100*	178,579
50,000	4.13%, 8/5/08, Callable 8/5/05 @ 100*	49,621
181,818	3.80%, 8/11/08, Callable 7/12/05 @ 100*	180,728
50,000	4.00%, 8/13/08	49,878
450,000	3.75%, 8/15/08	447,931

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
125,000	3.50%, 12/12/08, Callable 6/12/05 @ 100*	123,127
150,000	3.50%, 12/26/08, Callable 6/26/05 @ 100*	147,710
550,000	3.00%, 12/30/08, Callable 6/30/05 @ 100*	548,284
100,000	3.00%**, 4/29/09, Callable 7/29/05 @ 100*	99,222
2,500,000	3.50%, 6/19/09	2,454,574
500,000	4.00%**, 3/17/10, Callable 6/17/05 @ 100*	500,155
900,000	4.00%**, 4/12/10, Callable 7/12/05 @ 100*	900,701
250,000	2.50%**, 7/30/10, Callable 07/30/05 @ 100*	248,544
500,000	3.00%**, 9/15/10, Callable 9/15/05 @ 100*	499,416
500,000	4.00%, 12/9/11, Callable 6/9/05 @ 100*	498,875
555,556	4.75%**, 4/30/14, Callable 7/30/05 @ 100*	556,312

		11,173,679

Freddie Mac (6.7%):
2,550,000	2.63%, 5/19/06	2,518,148
500,000	3.05%, 1/19/07	494,597
100,000	3.38%, 4/23/08, Callable 7/12/05 @ 100*	98,576
500,000	4.55%, 1/20/11, Callable 1/20/06 @ 100*	502,290
10,000	6.38%, 8/1/11, Callable 8/1/06 @ 100*	10,252
500,000	4.00%, 2/10/12, Callable 8/10/05 @ 100*	498,092
150,000	4.00%, 9/17/12, Callable 7/13/05 @ 100*	148,689
100,000	4.13%, 10/15/13, Callable 7/13/05 @ 100*	99,892
1,000,000	4.00%, 10/28/13, Callable 10/28/05 @ 100*	989,922
750,000	5.13%, 11/7/13, Callable 11/7/05 @ 100*	754,193

		6,114,651

Total U.S. Government Agencies (Cost $29,547,688)		29,457,842

U.S. Treasury Bonds (3.8%):

1,500,000	5.50%, 8/15/28	1,736,601
1,500,000	5.38%, 2/15/31	1,737,188

Total U.S. Treasury Bonds (Cost $3,120,555)		3,473,789

U.S. Treasury Notes (8.8%):

2,800,000	3.50%, 11/15/06	2,799,454
1,750,000	3.00%, 12/31/06	1,734,892
2,000,000	3.25%, 8/15/08	1,975,546
5,000	3.13%, 4/15/09	4,898
1,000,000	3.63%, 7/15/09	996,406
500,000	4.25%, 8/15/13	511,211

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
Total U.S. Treasury Notes (Cost $8,042,173)		8,022,407

Investments in Affiliates (3.8%):

Investment Companies (3.8%):

3,111,597	American Performance Institutional Cash Management Fund	3,111,597
351,794	American Performance U.S. Treasury Fund	351,794

Total Investments in Affiliates (Cost $3,463,391)		3,463,391

Total Investments (Cost $90,319,106) (a) - 99.6%		91,073,332
Other assets in excess of liabilities - 0.4%		340,460

NET ASSETS - 100.0%		$91,413,792

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes $74,171 for differences between book and tax amortization methods for premium and market discounts. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,321,350
Unrealized depreciation	(492,953)

Net unrealized appreciation	$828,397

(b) Represents an illiquid security.

Issue Description	Acquitition Date	Cost	Value per Share	Percent of Fund Net Assets
ACLC Business Loan Receivables Trust, Series 1998-1, Class A11, 6.44%, 9/15/19	12/24/2003	$572,565	$0.98	0.58%
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/15/2003	458,225	0.96	0.53%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/30/2003	713,145	0.99	0.77%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/24/2003	1,004,839	1.02	1.18%
Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	8/12/2003	326,904	1.01	0.33%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/7/2003	405,000	0.91	0.50%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/21/2003	594,373	1.02	0.62%
Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	10/15/2003	767,500	0.89	0.97%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/29/2003	1,592,792	0.99	1.18%

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
**	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31,2005. The date presented reflects the final maturity date.

AMBAC - American Municipal Bond Assurance Corporation

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

GO - General Obligations Bond

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities(b) (8.1%):

536,194	ACLC Business Loan Receivables, Series 1998-1, Class A1I, 6.44%, 9/15/19	$526,978
250,000	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20	240,000
588,221	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21	582,707
752,233	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	770,083
303,805	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	305,345
250,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	226,254
362,079	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	369,092
500,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	445,122
588,891	Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	585,560

Total Asset Backed Securities (Cost $3,854,953)		4,051,141

Mortgage Backed Securities (16.8%):

525,000	ABFS Mortgage Loan Trust, Series 2002-1, Class A5, 6.51%, 12/15/32	543,055
30,098	Chase Mortgage Finance Corp., Series 2002-S8, Class 2A1, 6.50%, 8/25/29	30,197
412,881	Citicorp Mortgage Securities, INC., 5.25%, Series 2004-9, Class 1A9, 5.25%, 12/25/34	414,945
75,085	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	75,267
87,225	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 2A1, 5.00%, 12/25/32	87,161
285,388	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-11, Class 1A3, 4.50%, 6/25/33	285,745
402,087	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	402,818
163,825	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	174,226

See notes to schedules of investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
168,782	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	178,272
25,968	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	26,912
69	Fannie Mae, Series 2001-47, Class B, 6.00%, 12/25/29	69
57,663	Fannie Mae, Series 2001-60, Class PM, 6.00%, 3/25/30	58,180
29,770	Fannie Mae, Series 2001-61, Class PE, 6.50%, 10/25/30	29,915
522,937	Fannie Mae, 4.97%**, 2/1/33, Pool #683235	526,575
46,103	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	46,520
141,443	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	156,326
115,726	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	113,689
149	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	149
2,880	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	2,888
47,663	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	49,307
20,551	Freddie Mac, Series 54, Class C, 7.75%, 3/18/25	21,505
673,103	Freddie Mac, Series 2503 Class JD, 5.50%, 3/15/26	680,043
29,054	Freddie Mac, Series 1998-1, Class PD, 6.25%, 8/20/27	29,168
97,873	Freddie Mac, Series 2061, Class TA, 5.25%, 10/15/27	98,120
666,157	Freddie Mac, Series 1999, Class PU, 7.00%, 10/15/27	695,753
28,763	Freddie Mac, Series 2513, Class QK, 5.00%, 8/15/28	28,723
31,780	Freddie Mac, Series 2400, Class MW, 6.50%, 10/15/30	31,872
142,211	Freddie Mac, Series 2462, Class JE, 6.50%, 11/15/30	144,746
12,453	Freddie Mac, Series 2422, Class MC, 6.50%, 4/15/31	12,552
227,257	Government National Mortgage Assoc., 6.50%, 12/1/11, Pool #E20275	236,744
4,962	Government National Mortgage Assoc., 10.50%, 11/15/15, Pool #268347	5,611
3,766	Government National Mortgage Assoc., 9.00%, 10/15/20, Pool #289412	4,139

See notes to schedules of investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
18,304	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	20,146
45,851	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	48,838
57,276	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	61,825
8,967	Government National Mortgage Assoc., 7.50%, 12/15/25, Pool #401510	9,649
84,472	Government National Mortgage Assoc., 8.00%, 5/15/26, Pool #428480	91,488
1,611	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	1,744
10,507	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	11,069
58,039	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	60,779
140,724	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	149,258
897	Government National Mortgage Assoc., Series 2001-43, Class CB, 6.50%, 8/20/30	895
328,041	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	327,300
574,356	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	593,212
480,673	Salomon Brothers Mortgage Securities, Series 2002-UST1, Class A1, 6.50%, 9/25/16	483,873
5,000	Structured Asset Securities Corp., Series 2001-6, Class A4, 6.75%, 5/25/31	4,992
4,000	Structured Asset Securities Corp., Series 2001-9, Class A4, 6.50%, 7/25/31	3,992
51,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	51,351
470,880	Structured Asset Securities Corp., Series 2004-3 Class 3A1, 5.50%, 3/25/19	468,065
199,129	Structured Mortgage Asset Residential Trust, Series 2003-1, Class 2A1, 6.00%, 2/25/18	203,797
56,364	Washington Mutual MSC Mortgage, Series 2001-MS15, Class 2A2, 6.00%, 1/25/17	56,410

See notes to schedules of investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
78,299	Washington Mutual MSC Mortgage, Series 2002-MS9, Class 2A2, 5.25%, 12/25/17	79,267
250,000	Wells Fargo Mortgage Backed Securities Trust, Series 2003-2, Class A6, 5.25%, 2/25/18	253,314
180,983	Wells Fargo Mortgage Backed Securities Trust, Series 2001-30, Class A3, 6.00%, 12/25/31	180,543
38,416	Wells Fargo Mortgage Backed Securities Trust, Series 2002-18, Class 1A3, 6.00%, 12/25/32	38,411

Total Mortgage Backed Securities (Cost $8,361,299)		8,391,410

Corporate Bonds (17.9%):

Banking (0.8%):

381,000	JPMorgan Chase & Co., 7.00%, 11/15/09	419,336

Brokerage Services (3.1%):

200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	204,041
500,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	540,596
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	796,249

		1,540,886

Financial Services (11.2%):

100,000	American International Group, Inc., 4.25%, 5/15/13	96,196
500,000	General Electric Capital Corp., 7.50%, 6/15/09	560,455
545,000	General Electric Capital Corp., 5.45%, 1/15/13	575,930
250,000	Household Finance Corp., 5.75%, 1/30/07	256,734
150,000	Household Finance Corp., 6.50%, 11/15/08	159,900
50,000	Household Finance Corp., 7.15%, 5/15/17	50,100
22,000	Household Finance Corp., 7.25%, 5/15/17, Callable 7/15/05 @ 100*	22,047
145,000	Household Finance Corp., 7.25%, 6/15/17	145,652
135,000	Household Finance Corp., 7.63%, 10/15/17	135,984
5,000	Household Finance Corp., 7.50%, 3/15/22, Callable 3/15/07 @100*	5,165
13,000	Household Finance Corp., 7.60%, 4/15/22, Callable 4/15/07 @100*	13,480
20,000	Household Finance Corp., 7.30%, 5/15/22, Callable 5/15/07 @100*	20,620

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
281,000	Household Finance Corp., 7.40%, 8/15/22	291,613
240,000	Household Finance Corp., 7.45%, 8/15/22, Callable 8/15/07 @100*	249,409
500,000	I-Preferred Term Securities, 5.04%**, 12/11/32, Callable 12/11/07 @ 100*	500,000
1,000,000	Preferred Term Securities IX, 4.89%**, 4/3/33, Callable 4/3/08 @ 100*	1,000,000
500,000	Preferred Term Securities XI, 4.63%**, 9/24/33, Callable 9/24/08 @ 100*	500,000
1,000,000	Preferred Term Securities XV, 4.62%**, 9/24/34, Callable 9/26/09 @100*	999,999

		5,583,284

Telecommunications (2.8%):

1,000,000	Alltel Corp., 7.00%, 3/15/16	1,159,971
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 9/15/05 @ 101.76*	128,428
110,000	Qwest Corp., 6.88%, 9/15/33	112,119

		1,400,518

Total Corporate Bonds (Cost $8,531,479)		8,944,024

Taxable Municipal Bonds (7.9%):

California (0.9%):

400,000	Monrovia Redevelopment Agency Tax Allocation, 6.90%, 5/1/17, Callable 5/1/08 @ 102*, Insured by: AMBAC	430,000

Colorado (2.5%):

1,195,000	Boulder County Colorado Development Revenue, Series B, 7.63%, 9/1/21, Callable 9/1/07 @ 100*, Insured by: AMBAC	1,298,068

Georgia (2.2%):

1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/07 @ 102*, Insured by: FSA	1,098,750

Missouri (2.0%):

905,000	St. Louis Missouri Municipal Finance Corp., Firemens’ Retirement System Revenue, 6.55%, 8/1/09, Insured by: MBIA	989,844

Wisconsin (0.3%):

150,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/08 @ 100*	152,438

Total Taxable Municipal Bonds (Cost $3,632,228)		3,969,100

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies (29.7%):

Fannie Mae (12.8%):

1,000,000	2.63%, 9/29/06	985,877
500,000	4.00%**, 7/28/10, Callable 7/28/05 @ 100*	498,488
500,000	4.00%, 11/10/11, Callable 8/10/05 @ 100*	499,062
1,400,000	4.13%, 1/30/12, Callable 7/15/05 @ 100*	1,375,499
1,250,000	4.16%, 6/11/13, Callable 6/11/05 @ 100*	1,222,999
750,000	5.00%**, 9/24/13, Callable 6/24/05 @ 100*	750,661
500,000	5.00%**, 4/11/14	500,625
500,000	5.00%**, 11/28/14, Callable 8/28/05 @ 100*	501,670

		6,334,881

Federal Farm Credit Bank (0.5%):

250,000	3.97%, 6/17/08, Callable 7/12/05 @ 100*	246,586

Federal Home Loan Bank (5.3%):

300,000	2.50%**, 4/15/09	297,146
250,000	4.00%**, 4/12/10, Callable 7/12/05 @ 100*	250,195
135,000	3.00%**, 7/16/10	132,311
350,000	5.00%, 4/30/12, Callable 7/30/05 @ 100*	350,635
500,000	4.00%, 2/27/14, Callable 8/27/05 @ 100*	499,099
420,000	4.00%**, 3/24/14, Callable 9/24/05 @ 100*	418,346
194,444	4.75%**, 4/30/14, Callable 7/30/05 @ 100*	194,709
200,000	5.28%, 10/17/14, Callable 10/17/05 @ 100*	201,059
289,411	6.50%, 1/15/31	295,886

		2,639,386

Freddie Mac (11.1%):

1,000,000	2.63%, 5/19/06	987,509
100,000	3.38%**, 11/30/10, Callable 7/11/05 @ 100*	99,763
500,000	4.55%, 1/20/11, Callable 1/20/06 @ 100*	502,290
500,000	4.75%, 10/11/12, Callable 10/11/05 @ 100*	500,761
1,500,000	4.63%, 5/28/13, Callable 11/28/05 @ 100*	1,480,839
1,000,000	5.30%, 7/29/13, Callable 7/29/05 @ 100	1,002,622
500,000	4.00%, 10/28/13, Callable 10/28/05 @ 100*	494,961

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Principal Amount	Security Description	Value
500,000	5.13%, 11/7/13, Callable 11/7/05 @ 100*	502,795

		5,571,540

Total U.S. Government Agencies (Cost $14,815,459)		14,792,393

U.S. Treasury Bonds (4.6%):

1,000,000	5.50%, 8/15/28	1,157,734
1,000,000	5.38%, 2/15/31	1,158,125

Total U.S. Treasury Bonds (Cost $2,042,938)		2,315,859

U.S. Treasury Notes (9.2%):

1,500,000	4.00%, 3/15/10	1,515,468
1,000,000	5.00%, 8/15/11	1,065,430
2,000,000	4.25%, 8/15/13	2,044,844

Total U.S. Treasury Notes (Cost $4,513,909)		4,625,742

Investments in Affiliates (5.2%):
Investment Companies (5.2%):

2,620,154	American Performance Institutional	2,620,154

	Cash Management Fund
Total Investments in Affiliates (Cost $2,620,154)		2,620,154

Total Investments (Cost $48,372,419) (a) - 99.4%		49,709,823
Other assets in excess of liabilities - 0.6%		311,031

NET ASSETS - 100.0%		$50,020,854

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $18,796 and $2,408 for differences between book and tax amortization methods for premium and market discounts. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,472,396
Unrealized depreciation	(151,380)

Net unrealized appreciation	$1,321,016

(b)	Represents an illiquid security.

Issue Description	Acquitition Date	Cost	Value per Share	Percent of Fund Net Assets
ACLC Business Loan Receivables Trust, Series 1998-1, Class A11, 6.44%, 9/15/19	12/24/2003	$572,565	$0.98	1.05%
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/15/2003	229,688	0.96	0.48%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	7/30/2003	591,023	0.99	1.16%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/24/2003	717,742	1.02	1.54%
Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20	8/12/2003	326,904	1.01	0.61%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/7/2003	202,500	0.91	0.45%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/21/2003	386,343	1.02	0.74%
Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	10/15/2003	383,750	0.89	0.89%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/29/2003	863,386	0.99	1.17%

*	Represents next call date. Additional subsequent call dates and amounts also apply to this security.
**	Represents variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2005. The date presented reflects the final maturity date.

AMBAC	- American Municipal Bond Assurance Corp.
FSA	- Financial Security Assurance
GO	- General Obligations Bond
MBIA	- Municipal Bond Insurance Association

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks (57.1%):

Advertising (0.1%):

20	ADVO, Inc.	$621
600	Omnicom Group, Inc.	49,134
500	Vertrue, Inc. (b)	18,900

		68,655

Aerospace/Defense (0.7%):

620	Armor Holdings, Inc. (b)	23,405
1,290	Cubic Corp.	22,704
580	Curtiss-Wright Corp.	31,714
520	Esterline Technologies Corp. (b)	20,228
380	FEI Co. (b)	7,912
1,140	FLIR Systems, Inc. (b)	30,552
460	Littlefuse, Inc. (b)	13,837
5,100	Lockheed Martin Corp.	330,939
1,050	Moog, Inc. (b)	31,868
1,220	Teledyne Technologies, Inc. (b)	38,576
1,700	The Boeing Co.	108,630

		660,365

Airlines (0.0%):

960	Mesa Air Group, Inc. (b)	6,125
1,610	SkyWest, Inc.	29,366

		35,491

Apparel / Footwear (0.3%):

620	Brown Shoe Co., Inc.	21,762
840	Genesco, Inc. (b)	28,770
1,290	Hot Topic, Inc. (b)	27,696
1,240	K-Swiss, Inc., Class S	39,804
830	Kellwood Co.	20,883
250	Oxford Industries, Inc.	8,940
1,440	Quiksilver, Inc. (b)	22,925
850	Russell Corp.	15,895
810	Steven Madden Ltd. (b)	14,386
2,350	Stride Rite Corp.	27,942
300	Timberland Co. (b)	11,058
1,810	Wolverine World Wide, Inc.	41,593

		281,654

Apparel/Footwear (0.1%):

700	Liz Claiborne, Inc.	26,285
600	Reebok International Ltd.	24,426
500	V.F. Corp.	28,215

		78,926

Automotive Parts (0.7%):

870	A.O. Smith Corp.	27,283
820	American Axle & Manufacturing Holdings, Inc.	16,974
2,600	AutoNation, Inc. (b)	51,974
500	AutoZone, Inc. (b)	45,260

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
1,380	CLARCOR, Inc.	38,764
4,300	Ford Motor Co.	42,914
1,300	General Motors Corp.	40,989
780	Group 1 Automotive, Inc. (b)	20,834
100	Navistar International Corp. (b)	3,051
510	Oshkosh Truck Corp.	40,667
4,500	Paccar, Inc.	318,376
400	Strattec Security Corp. (b)	20,252

		667,338

Banking (5.1%):

1,390	Amgey Bancorp, Inc.	24,756
1,800	BancorpSouth, Inc.	40,230
22,900	Bank of America Corp.	1,060,727
720	Bank of the Ozarks, Inc.	22,766
600	Capital Crossing Bank (b)	19,488
1,350	Chittenden Corp.	35,438
24,500	Citigroup, Inc.	1,154,194
920	Columbia Banking System, Inc.	22,632
760	Corus Bankshares, Inc.	39,003
1,760	Dime Community Bancshares, Inc.	26,576
460	Downey Financial Corp.	34,509
990	East West Bancorp, Inc.	33,304
1,220	First Niagara Financial Group, Inc.	15,884
820	Hancock Holding Co.	26,535
1,020	Hudson United Bancorp	34,833
660	Independence Community Bank Corp.	24,737
740	Irwin Financial Corp.	15,533
17,700	JPMorgan Chase & Co.	632,775
1,330	Mid-State Bancshares	35,604
1,140	NewAlliance Bancshares, Inc.	15,721
1,330	Prosperity Bancshares, Inc.	36,070
590	Sterling Bancshares, Inc.	8,024
1,180	Suffolk Bancorp	36,981
3,150	TrustCo Bank Corp.	39,218
6,800	U.S. Bancorp	199,444
1,730	Umpqua Holdings Corp.	40,326
7,600	Wachovia Corp.	385,700
2,100	Washington Mutual, Inc.	86,730
5,700	Wells Fargo & Co.	344,337
1,020	Wilshire Bancorp, Inc.	13,597

		4,505,672

Beverages (0.7%):

1,450	Anheuser Busch Co., Inc.	67,933
4,100	Coca-Cola Co.	182,983
5,900	PepsiCo, Inc.	332,170

		583,086

Broadcasting/Cable (1.0%):

820	4Kids Entertainment, Inc. (b)	15,580

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
25,400	Comcast Corp. (b)	803,656
1,000	Comcast Corp., Class A (b)	32,200
1,500	Cox Radio, Inc. (b)	24,405

		875,841

Building Materials (0.3%):

1,310	ABM Industries, Inc.	24,982
920	Building Materials Holding Corp.	57,067
260	Florida Rock Industries, Inc.	17,017
780	Genlyte Group, Inc. (b)	34,757
130	Griffon Corp. (b)	2,591
520	Hughes Supply, Inc.	13,520
1,200	Masco Corp.	38,424
1,120	Simpson Manufacturing Co., Inc.	32,189
1,150	USG Corp. (b)	52,727

		273,274

Business Equipment & Services (0.7%):

820	Administaff, Inc.	17,515
500	Affiliated Computer Services, Inc., Class A (b)	25,865
1,300	Automatic Data Processing, Inc.	56,940
540	CDI Corp.	11,524
20	Checkpoint Systems, Inc. (b)	352
750	Convergys Corp. (b)	10,223
980	Digital Insight Corp. (b)	21,305
1,090	EPIQ Systems, Inc. (b)	17,822
1,600	First Data Corp.	60,528
450	FTI Consulting, Inc. (b)	9,896
690	Global Payments, Inc.	47,817
1,210	iPass, Inc. (b)	7,466
880	Labor Ready, Inc. (b)	18,163
480	LECG Corp. (b)	9,254
890	MAXIMUS, Inc.	30,518
1,200	Moody’s Corp.	51,924
420	NDCHealth Corp.	7,039
1,460	OCA, Inc. (b)	5,986
1,500	Pitney Bowes, Inc.	66,914
480	SOURCECORP, Inc. (b)	10,277
800	Spherion Corp. (b)	4,376
420	StarTek, Inc.	5,859
1,600	Tetra Tech, Inc. (b)	19,280
870	United Stationers, Inc. (b)	42,656
550	Volt Information Sciences, Inc. (b)	10,808
1,510	Watson Wyatt & Co. Holdings	39,743

		610,050

Chemicals (1.3%):

2,600	Air Products & Chemicals, Inc.	156,598
13,400	Dow Chemical Co.	606,886
3,600	Eastman Chemical Co.	211,608
1,180	Fuller (H. B.) Co.	38,232

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
440	Georgia Gulf Corp.	13,983
3,300	Hercules, Inc. (b)	45,606
580	Lubrizol Corp.	22,835
1,130	Schulman, Inc.	18,487
2,500	Wellman, Inc.	28,100

		1,142,335

Commercial Services (0.1%):

950	Aaron Rents, Inc.	21,480
540	NCO Group, Inc. (b)	10,724
700	Paychex, Inc.	20,216

		52,420

Computer Software & Services (2.7%):

933	Activision, Inc. (b)	14,704
1,000	Adobe Systems, Inc.	33,060
900	ANSYS, Inc. (b)	30,006
500	AutoDesk, Inc.	19,790
1,240	Brady Corp.	37,907
690	CACI International, Inc., Class A (b)	44,477
800	Carreker-Antinori Corp. (b)	4,200
550	Catapult Communications Corp. (b)	7,739
960	CIBER, Inc. (b)	7,824
570	Cognex Corp.	14,797
12	Computer Associates International, Inc.	327
2,000	Computer Sciences Corp. (b)	92,620
1,280	Dendrite International, Inc. (b)	19,840
2,000	eBay, Inc. (b)	76,020
600	Electronic Arts, Inc. (b)	31,524
1,140	FactSet Research Systems, Inc.	36,491
910	FileNET Corp. (b)	25,353
770	FindWhat.com (b)	4,096
430	Hyperion Solutions Corp. (b)	18,976
1,010	Internet Security Systems, Inc. (b)	22,422
460	JDA Software Group, Inc. (b)	5,943
720	Manhattan Associates, Inc. (b)	15,293
940	Mantech International Corp. (b)	27,006
43,200	Microsoft Corp.	1,114,560
330	MRO Software, Inc. (b)	4,950
14,000	Oracle Corp. (b)	179,480
1,400	Pinnacle Systems, Inc. (b)	8,274
1,610	Progress Software Corp. (b)	46,964
760	Serena Software, Inc. (b)	14,873
600	Sybase, Inc. (b)	12,240
1,200	Symantec Corp. (b)	27,132
1,155	Take-Two Interactive Software, Inc. (b)	29,753
1,170	THQ, Inc. (b)	32,631
870	Verity, Inc. (b)	7,421
1,000	WebEx Communications, Inc. (b)	26,860

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
20,400	WebMD Corp. (b)	192,372
2,700	Yahoo!, Inc. (b)	100,440

		2,388,365

Computers & Peripherals (2.6%):

640	Anixter International, Inc. (b)	24,198
1,600	Apple Computer, Inc. (b)	63,536
450	Avid Technology, Inc. (b)	26,388
710	Black Box Corp.	24,410
25,500	Cisco Systems, Inc. (b)	494,190
9,500	Dell Computer Corp. (b)	378,955
9,000	EMC Corp. (b)	126,540
13,700	Hewlett-Packard Co.	308,387
570	Hutchinson Technology, Inc. (b)	23,581
8,200	International Business Machines Corp.	619,510
830	Komag, Inc. (b)	23,946
700	Mercury Computer Systems, Inc. (b)	20,230
160	Paxar Corp. (b)	2,819
600	Planar Systems, Inc. (b)	4,824
3,500	SanDisk Corp. (b)	91,315
310	ScanSource, Inc. (b)	15,218
4,300	Seagate Technology	91,246

		2,339,293

Construction (0.2%):

1,600	Centex Corp.	104,768
250	EMCOR Group, Inc. (b)	11,875
635	MDC Holdings, Inc.	45,853
30	NVR, Inc. (b)	22,770
430	URS Corp. (b)	14,547

		199,813

Consumer Products (0.7%):

1,200	Delta & Pine Land Co.	32,400
1,390	Fossil, Inc. (b)	29,677
1,600	Gillette Co.	84,384
700	Mattel, Inc.	12,726
1,040	Nautilus Group, Inc.	27,841
7,200	Newell Rubbermaid, Inc.	164,088
4,700	Procter & Gamble Co.	259,204
980	Russ Berrie & Co., Inc.	12,750
480	Stanley Furniture Co., Inc.	20,280

		643,350

Cosmetics & Toiletries (0.2%):

3,600	Colgate-Palmolive Co.	179,892

Diversified Manufacturing Operations (2.9%):

4,100	3M Co.	314,265
910	Albany International Corp.	28,456
400	American Standard Co., Inc.	17,120

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
820	AptarGroup, Inc.	41,000
1,500	Ball Corp.	56,325
740	Briggs & Stratton Corp.	25,056
50	Carbo Ceramics, Inc.	3,582
3,600	Cummins Engine, Inc.	244,620
350	Cuno, Inc. (b)	24,885
400	Eaton Corp.	23,940
32,900	General Electric Co.	1,200,192
900	Gentek, Inc	9,819
250	Hillenbrand Industry, Inc.	12,615
2,900	Johnson Controls, Inc.	164,314
1,460	Lennox International, Inc.	31,010
1,180	Tredegar Corp.	17,995
10,100	Tyco International Ltd.	292,193
590	Watts Industries, Inc., Class A	20,550
320	Woodward Governor Co.	24,758

		2,552,695

Education (0.1%):

800	Apollo Group, Inc. (b)	62,800

Electronic Components/Instruments (0.6%):

540	Advanced Energy Industries, Inc. (b)	5,152
1,200	Agilent Technologies, Inc. (b)	28,812
400	Bel Fuse, Inc.	11,960
700	Belden CDT, Inc.	14,084
760	Benchmark Electronics, Inc. (b)	24,069
920	C&D Technologies, Inc.	6,734
780	CTS Corp.	8,307
540	Daktronics, Inc. (b)	12,577
600	Danaher Corp.	33,078
870	Electro Scientific Industries, Inc. (b)	15,608
810	Input/Output, Inc. (b)	4,803
790	Itron, Inc. (b)	32,477
2,700	Jabil Circuit, Inc. (b)	78,921
430	Keithley Instruments, Inc.	6,334
1,250	L-3 Communications Holdings, Inc.	88,474
610	Measurement Specialties, Inc. (b)	11,834
1,190	Methode Electronics, Inc., Class A	14,209
550	Omnivision Technologies, Inc. (b)	8,701
550	Park Electrochemical Corp.	12,760
520	Rogers Corp. (b)	21,523
2,040	SBS Technologies, Inc. (b)	19,808
1,150	Trimble Navigation Ltd. (b)	45,667
740	Vicor Corp.	9,842
200	Waters Corp. (b)	7,770

		523,504

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
Entertainment (1.4%):

360	Aztar Corp. (b)	11,498
4,000	Harrah’s Entertainment, Inc.	287,240
560	Polaris Industries, Inc.	29,383
375	Shuffle Master, Inc. (b)	10,275
3,700	The Walt Disney Co.	101,528
33,600	Time Warner, Inc. (b)	584,641
6,500	Viacom, Inc., Class B	222,885

		1,247,450

Financial Services (3.4%):

670	A.G. Edwards, Inc.	27,678
700	Accredited Home Lenders (b)	29,379
860	Alliance Capital Management Holding LP	39,044
2,900	American Express Co.	156,165
1,220	ASTA Funding, Inc.	34,062
2,700	Capital One Financial Corp.	203,580
11,000	CapitalSource, Inc. (b)	209,880
300	Coinstar, Inc. (b)	5,682
1,230	CompuCredit Corp. (b)	38,782
7,700	Countrywide Financial Corp.	286,209
1,590	eFunds Corp. (b)	32,150
4,450	Fannie Mae	263,618
960	Friedman, Billings, Ramsey Group, Inc.	12,528
3,340	Goldman Sachs Group, Inc.	325,650
910	Investment Technology Group, Inc. (b)	17,963
200	iStar Financial, Inc.	8,380
1,180	Janus Capital Group, Inc.	18,125
2,900	Legg Mason, Inc.	238,322
1,740	Lehman Brothers Holdings, Inc.	160,428
10,900	Merrill Lynch & Co.	591,433
4,100	Morgan Stanley Dean Witter & Co.	200,736
60	PHH Corp. (b)	1,439
140	Piper Jaffray Cos., Inc. (b)	3,958
610	World Acceptance Corp. (b)	15,891

		2,921,082

Food Products & Services (1.5%):

5,800	Archer Daniels Midland Co.	115,130
420	Cal-Maine Foods, Inc.	2,726
900	Campbell Soup Corp.	27,927
1,400	Corn Products International, Inc.	30,926
2,900	Dean Foods Co (b)	113,013
1,280	Flowers Foods, Inc.	41,792
19,800	H.J. Heinz Co.	720,125
1,070	Hain Celestial Group, Inc. (b)	19,260
690	J & J Snack Foods, Inc.	34,058
410	John B. Sanfilippo & Son, Inc. (b)	8,672

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
1,580	Nature’s Sunshine Products, Inc.	26,023
760	Performance Food Group Co. (b)	20,566
530	Ralcorp Holdings, Inc.	20,214
900	Sanderson Farms, Inc.	34,110
1,500	Sara Lee Corp.	30,435
3,300	Smithfield Foods, Inc. (b)	98,439
800	Sysco Corp.	29,728
870	United Natural Foods, Inc. (b)	28,223

		1,401,367

Health Care (2.2%):

880	Accredo Health, Inc. (b)	39,442
4,500	Aetna, Inc.	351,044
810	American Healthways, Inc. (b)	31,809
1,100	AMERIGROUP Corp. (b)	43,164
580	Amsurg Corp. (b)	15,637
420	Arthrocare Corp. (b)	13,541
600	Centene Corp. (b)	19,290
98	Coventry Health Care, Inc. (b)	6,823
650	Cross Country Healthcare, Inc. (b)	11,018
400	Express Scripts, Inc., Class A (b)	36,956
550	Health Net, Inc. (b)	18,827
1,200	HCA, Inc.	64,800
1,120	Hooper Holmes, Inc.	4,480
4,540	Humana, Inc. (b)	165,074
730	IDEXX Laboratories, Inc. (b)	42,143
500	IMS Health, Inc.	12,275
600	Laboratory Corp. of America Holdings (b)	29,070
900	Manor Care, Inc.	34,974
2,600	McKesson Corp.	104,702
1,200	Medtronic, Inc.	64,500
970	Odyssey Healthcare, Inc. (b)	12,862
290	PacifiCare Health Systems, Inc. (b)	18,221
590	Pediatrix Medical Group, Inc. (b)	43,442
500	RehabCare Group, Inc. (b)	13,895
650	Sierra Health Services, Inc. (b)	42,946
520	Sunrise Senior Living, Inc. (b)	27,118
140	United Surgical Partners International, Inc. (b)	6,740
4,400	UnitedHealth Group, Inc.	213,751
2,270	Wellchoice, Inc. (b)	129,617
2,100	Wellpoint, Inc. (b)	279,299

		1,897,460

Home Builders (0.5%):

930	Beazer Homes USA, Inc.	49,718
1,600	D.R. Horton, Inc.	55,312
400	KB Home	27,016

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
660	M/I Homes, Inc.	33,317
660	Meritage Corp. (b)	47,995
1,700	Pulte Homes, Inc.	129,965
500	Ryland Group, Inc.	34,250
560	Standard Pacific Corp.	44,867
500	William Lyon Homes, Inc. (b)	45,000

		467,440

Hotels & Lodging (0.2%):

1,300	Cendant Corp.	27,573
1,100	Marriott International, Inc.	74,294
1,690	Starwood Hotels & Resorts Worldwide, Inc.	94,589

		196,456

Insurance (2.4%):

700	ACE Ltd.	30,254
8,700	American International Group, Inc.	483,285
970	Cigna Corp.	94,333
460	Conseco, Inc. (b)	9,200
760	Delphi Financial Group, Inc.	32,224
1,160	First American Corp.	44,892
1,640	Fremont General Corp.	35,276
700	Hilb, Rogal & Hamilton Co.	23,863
750	LandAmerica Financial Group, Inc.	42,150
2,300	MetLife, Inc.	102,580
280	National Western Life Insurance Co., Class A (b)	51,345
520	Philadelphia Consolidated Holding Corp. (b)	42,884
930	ProAssurance Corp. (b)	36,382
1,800	Prudential Financial, Inc.	113,958
820	Selective Insurance Group, Inc.	39,467
22,100	St. Paul Travelers Cos., Inc.	837,147
970	Stewart Information Services Corp.	38,073
1,020	UICI	25,653
290	Zenith National Insurance Corp.	18,372

		2,101,338

Lumber (0.2%):

720	Universal Forest Products, Inc.	28,656
1,950	Weyerhauser Co.	125,093

		153,749

Machinery & Equipment (1.4%):

400	Black & Decker Corp.	34,928
3,400	Caterpillar, Inc.	319,974
2,900	Deere & Co.	191,835
990	Engineered Support Systems, Inc.	38,610
550	Gardner Denver, Inc. (b)	21,093
590	IDEX Corp.	22,662
600	JLG Industries, Inc.	15,294
720	Lone Star Technologies, Inc. (b)	29,844

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
310	Roper Industries, Inc.	21,669
1,100	Stanley Works	49,071
600	Stewart & Stevenson Services, Inc.	14,334
9,600	Timken Co.	225,600
840	Toro Co.	36,162
790	Tractor Supply Co. (b)	35,092
800	United Technologies Corp.	85,360
490	W.W. Grainger, Inc.	26,651
880	Watsco, Inc.	38,887

		1,207,066

Medical - Biotechnology (0.1%):

900	Biolase Technology, Inc.	6,354
430	Biosite, Inc. (b)	23,525
735	Enzo Biochem, Inc. (b)	11,223
900	Pharmaceutical Product Development, Inc. (b)	43,543
550	Techne Corp. (b)	25,630

		110,275

Medical Equipment & Supplies (2.5%):

200	Bard (C.R.), Inc.	13,650
1,200	Baxter International, Inc.	44,280
700	Becton Dickinson & Co.	40,215
5,200	Biomet, Inc.	195,987
1,600	Boston Scientific Corp. (b)	43,344
190	Cerner Corp. (b)	12,417
700	CONMED Corp. (b)	21,938
500	Cooper Cos., Inc.	33,025
450	Cyberonics, Inc. (b)	16,421
490	Datascope Corp.	14,916
780	Diagnostic Products Corp.	33,961
600	Guidant Corp.	44,334
210	Haemonetics Corp. (b)	8,547
610	Immucor, Inc. (b)	20,435
495	Intermagnetics General Corp. (b)	14,291
730	Invacare Corp.	32,565
19,100	Johnson & Johnson	1,281,609
70	Mentor Corp.	2,864
770	Merit Medical Systems, Inc. (b)	11,265
690	Owens & Minor, Inc.	21,390
950	PolyMedica Corp.	33,345
1,260	Priority Healthcare Corp., Class B (b)	28,829
350	ResMed, Inc. (b)	21,865
680	Respironics, Inc. (b)	45,451
600	St. Jude Medical, Inc. (b)	24,072
800	Stryker Corp.	38,920
1,020	Sybron Dental Specialties, Inc. (b)	37,811

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
1,150	Viasys Healthcare, Inc. (b)	26,738
520	Vital Signs, Inc.	21,928
700	Zimmer Holdings, Inc. (b)	53,606

		2,240,019

Metals - Processing & Fabrication (1.0%):

4,000	Alcoa, Inc.	108,400
100	Allegheny Technologies, Inc.	2,126
500	Carpenter Technology Corp.	27,000
720	Century Aluminum Co. (b)	16,135
580	Cleveland Cliffs, Inc.	34,005
1,420	Commercial Metals Co.	37,147
840	Encore Wire Corp. (b)	9,240
1,400	Freeport McMoran Copper & Gold, Inc., Class B	49,420
800	Maverick Tube Corp. (b)	24,168
500	Metal Management, Inc.	9,185
1,120	Mueller Industries, Inc.	30,240
2,730	Nucor Corp.	144,581
1,200	Phelps Dodge Corp.	104,880
765	Quanex Corp.	39,696
920	Reliance Steel & Aluminum Co.	35,411
860	Ryerson Tull, Inc.	13,089
390	Schnitzer Steel Industries, Inc.	9,017
1,110	Shaw Group, Inc. (b)	22,367
1,000	Steel Dynamics, Inc.	26,890
840	Steel Technologies, Inc.	16,800
2,700	United States Steel Corp.	107,379
1,060	Wheeling-Pittsburgh Corp. (b)	18,804
1,700	Worthington Industries, Inc.	28,492

		914,472

Oil & Gas Exploration, Production and Services (2.4%):

1,400	Amerada Hess Corp.	129,990
4,700	Apache Corp.	276,172
1,200	BJ Services Co.	60,420
3,200	Burlington Resources, Inc.	162,176
660	Cabot Oil & Gas Corp.	20,691
500	Cal Dive International, Inc. (b)	22,700
930	Cimarex Energy Co. (b)	34,996
300	Devon Energy Corp.	13,770
7,700	Diamond Offshore Drilling, Inc.	363,824
190	Frontier Oil Corp.	9,293
1,110	Gulf Island Fabrication, Inc.	22,311
900	Halliburton Co.	38,466
760	Headwaters, Inc. (b)	25,141
550	Hydril Co. (b)	28,551
1,062	Kerr-McGee Corp.	78,439
1,700	Nabors Industries Ltd. (b)	93,687
1,100	Noble Corp.	62,282
200	Occidental Petroleum Corp.	14,622
570	Oceaneering International, Inc. (b)	20,805

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
520	Offshore Logistics, Inc. (b)	16,286
390	Petroleum Development Corp. (b)	10,191
960	Remington Oil & Gas Corp. (b)	29,760
810	Spinnaker Exploration Co. (b)	24,843
1,600	St. Mary Land & Exploration Co.	41,632
810	Stone Energy Corp. (b)	34,854
1,500	Sunoco, Inc.	153,855
420	Swift Energy Co. (b)	14,343
590	TETRA Technologies, Inc. (b)	16,284
2,500	Transocean, Inc. (b)	124,525
830	Unit Corp. (b)	32,387
2,650	Valero Energy Corp.	181,843
680	World Fuel Services Corp.	17,918

		2,177,057

Oil - Integrated Companies (1.5%):

640	BP Prudhoe Bay Royalty Trust	41,402
5,000	ChevronTexaco Corp.	268,900
800	ConocoPhillips	86,272
970	Dominion Resources Black Warrior Trust	38,897
15,800	Exxon Mobil Corp.	887,960
1,100	Marathon Oil Corp.	53,339

		1,376,770

Paper Products (0.2%):

1,400	Kimberly-Clark Corp.	90,063
780	Louisiana-Pacific Corp.	19,640
830	Schweitzer Mauduit International, Inc.	24,875
1,210	Wausau Paper Mills Co.	15,125

		149,703

Pharmaceuticals (3.1%):

1,600	Abbott Laboratories	77,184
2,600	Allergan, Inc.	201,006
610	Alpharma, Inc.	7,851
5,000	Amgen, Inc. (b)	312,900
340	Bradley Pharmaceuticals, Inc. (b)	3,403
2,800	Bristol-Myers Squibb Co.	71,008
800	Cardinal Health, Inc.	46,344
1,900	Caremark Rx, Inc. (b)	84,854
1,600	Eli Lilly & Co.	93,280
700	Medco Health Solutions, Inc. (b)	35,000
410	Medicis Pharmaceutical Corp., Class A	11,554
4,300	Merck & Co., Inc.	139,492
8,100	Mylan Laboratories, Inc.	133,650
1,530	NBTY, Inc. (b)	34,027
500	Noven Pharmaceuticals, Inc. (b)	9,000
840	PAREXEL International Corp. (b)	15,330
47,300	Pfizer, Inc.	1,319,669

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
7,300	Valeant Pharmaceuticals International	150,599
1,100	Wyeth	47,707

		2,793,858

Printing & Publishing (0.1%):

800	Consolidated Graphics, Inc. (b)	33,864
770	Global Imaging Systems, Inc. (b)	24,478
100	Imagistics International, Inc. (b)	2,694
870	John H. Harland Co.	32,773
1,010	Thomas Nelson, Inc.	23,483

		117,292

Raw Materials (0.0%):

820	AMCOL International Corp.	15,908
470	Massey Energy Co.	19,002

		34,910

Recreational Products (0.2%):

760	Arctic Cat, Inc.	16,416
940	Handleman Co.	17,061
860	Jakks Pacific, Inc. (b)	17,776
930	K2, Inc. (b)	11,709
1,790	Monaco Coach Corp.	29,374
1,080	SCP Pool Corp.	38,685
920	Winnebago Industries, Inc.	30,075

		161,096

REITS (0.6%):

400	Agree Realty Corp.	11,500
580	American Land Lease, Inc.	12,528
2,060	Annaly Mortgage Management, Inc.	38,831
1,100	Anthracite Capital, Inc.	12,826
3,430	Anworth Mortgage Asset Corp.	32,791
500	BRT Realty Trust	11,275
1,100	Capital Lease Funding, Inc.	12,133
1,000	Capstead Mortgage Corp.	9,420
400	Correctional Properties Trust	10,400
20,200	HRPT Properties Trust	238,966
700	Luminent Mortgage Capital, Inc.	7,357
4,890	MFA Mortgage Investments, Inc.	34,670
800	MortgageIT Holdings, Inc.	13,560
100	New York Mortgage Trust, Inc.	913
310	Novastar Financial, Inc.	11,408
600	One Liberty Properties, Inc.	11,430
100	PMC Commercial Trust	1,475
1,550	RAIT Investment Trust	44,330
800	Redwood Trust, Inc.	41,384
400	Universal Health Realty Income Trust	14,788

		571,985

Restaurants (0.4%):

600	CBRL Group, Inc.	24,432

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
590	CEC Entertainment, Inc. (b)	23,925
890	Jack In the Box, Inc. (b)	36,917
90	Landry’s Seafood Restaurants, Inc. (b)	2,697
830	Lone Star Steakhouse & Saloon, Inc.	25,074
3,100	McDonald’s Corp.	95,914
640	Panera Bread Corp. (b)	40,448
480	Papa John’s International, Inc. (b)	18,720
540	RARE Hospitality International, Inc. (b)	16,756
1,530	Ryan’s Restaurant Group, Inc. (b)	21,359
500	YUM! Brands, Inc.	25,645

		331,887

Retail (3.1%):

520	Action Performance Cos., Inc.	4,841
1,400	Burlington Coat Factory Warehouse Corp.	46,410
960	Casey’s General Stores, Inc.	17,318
1,070	Cato Corp., Class A	30,880
770	Children’s Place Retail Stores, Inc. (b)	35,967
1,200	Christopher & Banks Corp.	21,960
510	Cost Plus, Inc. (b)	11,863
1,600	Costco Wholesale Corp.	72,672
1,020	Electronics Boutique Holdings Corp. (b)	60,496
1,070	Ethan Allen Interiors, Inc.	33,384
1,400	Federated Department Stores, Inc.	94,430
840	Finish Line, Inc., Class A	16,733
1,090	Fred’s, Inc.	16,165
1,500	Goody’s Family Clothing	10,650
1,220	Gymboree Corp. (b)	16,153
950	Hancock Fabrics, Inc.	5,596
600	Hibbet Sporting Goods, Inc. (b)	21,072
12,850	Home Depot, Inc.	505,647
1,380	Insight Enterprises, Inc. (b)	27,020
660	J. Jill Group, Inc. (b)	8,415
500	J.C. Penney Co., Inc.	24,880
580	Jo-Ann Stores, Inc. (b)	15,515
730	Kirkland’s, Inc. (b)	6,490
120	La-Z-Boy, Inc.	1,602
1,330	Linens ’n Things, Inc. (b)	32,412
200	Longs Drug Stores, Inc.	8,208
1,400	May Department Stores Co.	53,424
270	Men’s Wearhouse, Inc. (b)	13,870
1,600	Movie Gallery, Inc.	51,136
800	Nordstrom, Inc.	48,832

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
3,200	Office Depot, Inc. (b)	63,104
960	Pep Boys-Manny, Moe & Jack, Inc.	12,826
390	Pier 1 Imports, Inc.	6,548
300	Radioshack Corp.	7,548
434	Sears Holdings Corp. (b)	63,667
910	Select Comfort Corp. (b)	22,113
250	Shopko Stores, Inc. (b)	5,928
1,550	Stein Mart, Inc. (b)	37,293
4,800	Target Corp.	257,759
2,600	TJX Cos., Inc.	59,618
1,150	Too, Inc. (b)	22,862
17,300	Wal-Mart Stores, Inc.	817,078
1,250	Zale Corp. (b)	38,975

		2,729,360

Semiconductors (2.4%):

870	Actel Corp. (b)	12,867
2,150	Adaptec, Inc. (b)	8,557
1,770	Aeroflex, Inc. (b)	14,160
1,050	Applied Industrial Technologies, Inc.	31,962
9,800	Applied Materials, Inc.(b)	160,818
640	ATMI, Inc. (b)	17,984
2,770	Axcelis Technologies, Inc. (b)	18,421
4,800	Broadcom Corp. (b)	170,352
330	Brooks Automation, Inc. (b)	4,976
590	Coherent, Inc. (b)	19,370
900	Cohu, Inc.	17,298
740	Cymer, Inc. (b)	21,023
1,020	DSP Group, Inc. (b)	23,990
870	Exar Corp. (b)	12,528
1,060	Helix Technology Corp.	13,367
40,400	Intel Corp.	1,087,972
700	Linear Technology Corp.	26,229
1,550	Microsemi Corp. (b)	31,977
520	MKS Instruments, Inc. (b)	8,684
570	Mykrolis Corp. (b)	7,689
150	Photon Dynamics, Inc. (b)	2,897
510	Photronics, Inc. (b)	11,745
810	Power Integrations, Inc. (b)	19,294
410	Rudolph Technologies, Inc. (b)	5,912
1,230	Semitool, Inc. (b)	10,787
1,020	Silicon Storage Technology, Inc. (b)	3,509
2,560	Skyworks Solutions, Inc. (b)	16,205
870	Standard Microsystems Corp. (b)	14,146
11,200	Texas Instruments, Inc.	309,568
700	Ultratech Stepper, Inc. (b)	12,271
1,050	Varian Semiconductor Equipment Associates, Inc. (b)	42,609

		2,159,167

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
Technology (0.2%):

2,900	Andrew Corp. (b)	38,454
350	BEI Technologies, Inc.	8,999
610	Dionex Corp. (b)	27,359
930	Inter-Tel, Inc.	19,093
640	Intergraph Corp. (b)	20,090
900	Micros Systems, Inc. (b)	40,481
430	Wilson Greatbatch Technologies, Inc. (b)	10,337

		164,813

Telecommunications (1.6%):

780	Audiovox Corp. (b)	11,411
2,900	Avaya, Inc. (b)	26,535
1,380	C-COR, Inc. (b)	9,494
1,600	CenturyTel, Inc.	52,464
2,000	Citizens Communications Co.	27,280
250	Golden Telecom, Inc.	6,555
750	Harmonic, Inc. (b)	4,673
670	J2 Global Communications, Inc. (b)	23,504
8,700	Lucent Technologies, Inc. (b)	24,447
7,200	Motorola, Inc.	125,064
4,400	Nextel Communications, Inc., Class A (b)	132,792
1,500	QUALCOMM, Inc.	55,890
8,900	SBC Communications, Inc.	208,082
8,700	Sprint Corp.	206,103
1,140	Symmetricom, Inc. (b)	12,859
230	UTStarcom, Inc. (b)	1,693
14,600	Verizon Communications, Inc.	516,548
610	ViaSat, Inc. (b)	12,377

		1,457,771

Tobacco & Tobacco Products (0.9%):

6,300	Altria Group, Inc.	422,982
3,600	Reynolds American, Inc.	298,476
560	Universal Corp.	24,864
300	UST, Inc.	13,368

		759,690

Transportation & Shipping (1.0%):

810	Arkansas Best Corp.	26,511
890	EGL, Inc. (b)	16,937
2,500	FedEx Corp.	223,550
375	Forward Air Corp.	10,069
1,815	Heartland Express, Inc.	36,391
80	Kirby Corp. (b)	3,413
1,220	Knight Transportation, Inc.	29,829
1,020	Landstar System, Inc. (b)	34,415
780	Overnite Corp.	33,244
500	Ryder System, Inc.	18,370

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description		Value
2,200	Union Pacific Corp.		147,312
3,500	United Parcel Service Inc., Class B		257,774
590	Yellow Roadway Corp. (b)		31,140

			868,955

Utilities - Diversified (0.0%):

700	WPS Resources Corp.	38,591
1,000	UGI Corp.	26,510

			65,101

Utilities - Electric (1.3%):

1,300	AES Corp. (b)		19,357
2,700	Ameren Corp.		147,366
600	CenterPoint Energy, Inc.		7,356
3,700	Dominion Resources, Inc.		260,147
2,100	DTE Energy Co.		99,834
200	Edison International		7,350
2,600	FPL Group, Inc.		105,690
6,300	TXU Corp.		505,764

			1,152,864

Utilities - Natural Gas (0.2%):

630	Energen Corp.		41,063
910	New Jersey Resources Corp.		41,041
880	NICOR, Inc.		34,760
780	Piedmont Natural Gas Co., Inc.		19,079
740	Southwestern Energy Co. (b)		51,653
810	WGL Holdings, Inc.		26,357

			213,953

Total Common Stocks (Cost $44,095,242)			50,869,225

Exchange Traded Funds (11.3%):

45,600	iShares MSCI EAFE Index Fund		7,061,160
53,100	iShares S&P 500/Barra Growth Index		3,047,940

Fund
Total Exchange Traded Funds (Cost $9,549,042)			10,109,100

Asset Backed Securities (b) (2.0%):

250,000	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20		240,000
210,079	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21		206,009
188,058	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12		192,521
250,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20		226,254
362,079	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10		369,092

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
250,000	Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	222,561
356,434	Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	354,418

Total Asset Backed Securities (Cost $1,728,529)		1,810,855

Mortgage Backed Securities (6.4%):

232,012	Bank of America Mortgage Securities, Series 2003-1, Class 2A2, 5.25%, 2/25/18	232,691
136,038	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	136,022
132,536	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	134,078
402,087	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	402,818
154,401	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	153,912
200,953	Fannie Mae, Series 2003-8, Class QB, 4.50%, 12/25/12	201,523
82,282	Fannie Mae, Series 2002-57, Class BC, 5.50%, 6/25/15	82,513
8,326	Fannie Mae, Series 2001-49, Class DN, 6.00%, 11/25/15	8,307
73,468	Fannie Mae, Series 1992-198, Class N, 7.50%, 9/25/22	74,237
90,447	Fannie Mae, Series 2002-73, Class PK, 4.50%, 9/25/23	90,387
210,449	Fannie Mae, Series 1999-18, Class A, 5.50%, 10/18/27	214,566
266,797	Fannie Mae, Series 2002-89, Class QE, 5.00%, 9/25/31	268,286
117,023	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	117,973
262,905	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	259,784
430,560	Freddie Mac, 3.50%, 5/1/10, Pool #M80824	419,286
48,889	Freddie Mac, Series 2644, Class AH, 3.50%, 9/15/10	48,826
235,020	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	231,974
189,155	Freddie Mac, Series 2543, Class BC, 4.75%, 11/15/21	189,848

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
555,147	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22	575,684
11,313	Freddie Mac, Series 2509, Class TC, 5.50%, 10/15/25	11,297
232,997	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	233,036
270,720	Freddie Mac, Series 2382, Class DA, 5.50%, 10/15/30	279,075
102,231	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	104,167
200,000	Freddie Mac, Series 2702, Class GA, 6.00%, 2/15/32	202,434
22,726	Government National Mortgage Assoc., 6.50%, 12/1/11, Pool #E20275	23,677
24,455	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	25,998
16,774	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	17,361
23,781	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	25,758
126,135	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	133,781
181,763	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	181,725
111,289	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	112,173
24,478	Structured Asset Securities Corp., Series 2002-17, Class 1A3, 6.00%, 9/25/32	24,425
59,680	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	59,504
67,798	Washington Mutual, Series 2002-S2, Class 1A8, 6.50%, 3/25/32	67,770
219,861	Washington Mutual MSC Mortgage, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	220,309
180,983	Wells Fargo Mortgage Backed Securities Trust, Series 2001-30, Class A3, 6.00%, 12/25/31	180,543

Total Mortgage Backed Securities (Cost $5,764,252)		5,745,748

Corporate Bonds (3.4%):

Aerospace & Defense (0.6%):

500,000	Boeing Capital Corp., 6.50%, 2/15/12	556,574

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
Banking (0.2%):

20,000	Bank of America Corp., 5.25%, 2/1/07	20,419
4,223	First Horizon Home Loan Corp., 5.50%, 4/1/06	4,283
150,000	Keycorp, 2.75%, 2/27/07	146,531

		171,233

Brokerage Services (0.4%):

200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	204,041
125,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	135,149

		339,190

Financial - Leasing Company (0.7%):

600,000	International Lease Finance Corp., 5.32%, 12/9/07	613,574

Financial Services (0.8%):

200,000	General Motors Acceptance Corp., 6.63%, 10/15/05	201,043
20,000	Household Finance Corp., 6.05%, 6/15/06	20,260
110,000	Household Finance Corp., 6.70%, 9/15/09	116,096
100,000	Household Finance Corp., 7.40%, 8/15/22	103,777
250,000	JPMorgan Chase & Co., 6.25%, 12/15/05	253,344

		694,520

Retail Stores (0.3%):

250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	296,100

Telecommunications (0.4%):

250,000	SBC Communications, Inc., 6.25%, 3/15/11	270,546
100,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	107,073

		377,619

Utilities - Electric (0.0%):

5,000	Indianapolis Power & Light, 7.05%, 2/1/24	5,157

Total Corporate Bonds (Cost $2,934,338)		3,053,967

Taxable Municipal Bonds (0.4%):

Georgia (0.4%):

350,000	Cedartown Development Authority, Revenue, 7.00%, 2/1/22, Callable 2/1/07@102*, Insured by: AMBAC	367,843

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
Total Taxable Municipal Bonds (Cost $350,000)		367,843

U.S. Government Agencies (9.6%):

Fannie Mae (3.1%):

200,000	2.27%, 11/17/05	198,955
500,000	3.70%**, 8/18/08, Callable 8/18/05 @ 100*	499,175
100,000	3.50%, 6/17/09, Callable 6/17/05 @ 100*	100,010
500,000	4.00%, 11/10/11, Callable 8/10/05 @ 100*	499,062
500,000	4.16%, 6/11/13, Callable 6/11/05 @ 100*	489,200
250,000	5.00%**, 4/11/14	250,313
250,000	5.00%**, 11/28/14, Callable 8/28/05 @ 100*	250,835
500,000	5.00%, 5/27/16, Callable 5/27/05 @100*	500,189

		2,787,739

Federal Farm Credit Bank (1.1%):

1,000,000	4.48%, 6/10/13	990,278

Federal Home Loan Bank (4.7%):

500,000	2.00%, 6/24/05	499,623
250,000	2.25%, 9/29/05	249,106
250,000	2.49%, 12/29/05	248,580
300,000	3.00%, 5/15/06	298,186
500,000	3.20%, 12/29/06, Callable 12/29/05 @ 100*	496,114
300,000	3.95%**, 9/24/07	301,079
325,000	3.65%, 1/24/08, Callable 7/19/05 @100*	322,993
475,000	3.75%, 8/15/08	472,816
175,000	3.25%**, 9/30/09, Callable 06/30/05 @ 100*	173,412
250,000	3.50%**, 12/29/09, Callable 6/29/05 @100*	249,317
400,000	4.00%, 12/9/11, Callable 6/9/05 @ 100*	399,100
166,667	4.75%**, 4/30/14, Callable 7/30/05 @ 100*	166,894
300,000	4.00%, 11/18/14, Callable 8/18/05 @100*	297,905

		4,175,125

Freddie Mac (0.7%):

85,000	3.50%**, 2/15/09, Callable 07/19/05 @ 100*	84,557
250,000	3.00%**, 11/18/09, Callable 11/18/05 @100*	249,889

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value
250,000	5.13%, 11/7/13, Callable 11/7/05 @ 100*	251,397

		585,843

Total U.S. Government Agencies (Cost $8,555,660)		8,538,985

U.S. Treasury Bonds (0.9%):

200,000	5.50%, 8/15/28	231,547
500,000	5.38%, 2/15/31	579,062

Total U.S. Treasury Bonds (Cost $726,136)		810,609

U.S. Treasury Notes (6.5%):

500,000	1.88%, 11/30/05	496,895
500,000	2.63%, 11/15/06	493,594
1,000,000	3.13%, 9/15/08	983,242
500,000	3.50%, 12/15/09	494,903
1,000,000	3.88%, 2/15/13	1,000,547
625,000	4.25%, 8/15/13	639,014
650,000	4.25%, 8/15/14	662,314
1,000,000	4.25%, 11/15/14	1,018,046

Total U.S. Treasury Notes (Cost $5,792,077)		5,788,555

Investments in Affiliates (2.1%):

Investment Companies (2.1%):

1,485,208	American Performance Institutional Cash Management Fund	1,485,208
378,699	American Performance U.S. Treasury Fund	378,699

Total Investments in Affiliates (Cost $1,863,907)		1,863,907

Total Investments (Cost $81,359,183) (a) - 99.7%		88,958,794
Other assets in excess of liabilities - 0.3%		279,625

NET ASSETS - 100.0%		$89,238,419

(a)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $1,180,022 and $13,653 for differences between book and tax amortization methods for premium and market discounts. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$7,890,097
Unrealized depreciation	(1,484,161)

Net unrealized appreciation	$6,405,936

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares or Principal Amount	Security Description	Value

(b) Represents an illiquid security.

Issue Description	Acquitition Date	Cost	Value per Share	Percent of Fund Net Assets
ACLC Business Loan Receivables Trust, Series 1998-2, Class A3, 6.69%, 4/15/20	7/17/2003	$229,688	$0.96	0.27%
ACLC Business Loan Receivables Trust, Series 2000-1, Class A3F, 8.03%, 10/15/21	12/12/2003	212,716	0.98	0.23%
Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12	9/24/2003	179,436	1.02	0.22%
Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20	7/7/2003	202,500	0.91	0.25%
Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10	7/21/2003	386,343	1.02	0.41%
Captec Franchise Trust, Series 2000-1, Class A2, 8.16%, 6/15/13	10/15/2003	191,875	0.89	0.25%
Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21	10/29/2003	524,724	0.99	0.40%

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
**	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2005. The date presented reflects the next rate change date.

AMBAC - American Municipal Bond Assurance Corp.

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Equity Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks (99.3%):

Aerospace/Defense (1.6%):

4,600	Lockheed Martin Corp.	$298,494

Banking (18.7%):

19,950	Bank of America Corp.	924,083
19,100	Citigroup, Inc.	899,801
12,000	JPMorgan Chase & Co.	429,000
8,900	U.S. Bancorp	261,037
9,950	Wachovia Corp.	504,963
7,500	Wells Fargo & Co.	453,075

		3,471,959

Beverages (0.5%):

1,900	Anheuser Busch Co., Inc.	89,015

Broadcasting/Cable (1.9%):

11,000	Comcast Corp. (b)	348,040

Chemicals (2.7%):

3,300	Air Products & Chemicals, Inc.	198,759
6,500	Dow Chemical Co.	294,385

		493,144

Computer Software & Services (0.8%):

11,300	Oracle Corp. (b)	144,866

Computers & Peripherals (3.5%):

11,900	EMC Corp. (b)	167,314
11,650	Hewlett-Packard Co.	262,242
4,000	SanDisk Corp. (b)	104,360
5,600	Seagate Technology	118,832

		652,748

Cosmetics & Toiletries (1.2%):

4,500	Colgate-Palmolive Co.	224,865

Diversified Manufacturing Operations (2.5%):

3,300	General Electric Co.	120,384
12,100	Tyco International, Ltd.	350,053

		470,437

Electronic Components/Instruments (0.6%):

1,600	L-3 Communications Holdings, Inc.	113,248

Entertainment (5.4%):

4,000	Harrah’s Entertainment, Inc.	287,240
3,500	The Walt Disney Co.	96,040
19,400	Time Warner, Inc. (b)	337,560
8,500	Viacom, Inc., Class B	291,465

		1,012,305

Financial Services (10.7%):

3,200	Fannie Mae	189,568
4,430	Goldman Sachs Group, Inc.	431,925
3,850	Legg Mason, Inc.	316,393
2,300	Lehman Brothers Holdings, Inc.	212,060
10,800	Merrill Lynch & Co.	586,007
5,400	Morgan Stanley Dean Witter & Co.	264,384

		2,000,337

Food Products & Services (2.1%):

6,000	Archer Daniels Midland Co.	119,100
3,800	Dean Foods Co. (b)	148,086
4,500	Smithfield Foods, Inc. (b)	134,235

		401,421

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Equity Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares	Security Description	Value
Health Care (4.4%):

2,400	Aetna, Inc.	187,224
1,700	HCA, Inc.	91,800
3,500	Humana, Inc. (b)	127,260
3,300	McKesson Corp.	132,891
2,000	Wellpoint, Inc. (b)	266,000

		805,175

Hotels & Lodging (0.7%):

2,200	Starwood Hotels & Resorts Worldwide, Inc.	123,134

Insurance (5.4%):

7,700	American International Group, Inc.	427,735
1,300	Cigna Corp.	126,425
3,000	MetLife, Inc.	133,800
2,400	Prudential Financial, Inc.	151,944
4,000	St. Paul Travelers Cos., Inc.	151,520

		991,424

Machinery & Equipment (2.4%):

2,700	Caterpillar, Inc.	254,097
2,750	Deere & Co.	181,913

		436,010

Medical Equipment & Supplies (1.7%):

4,700	Johnson & Johnson	315,370

Metals - Processing & Fabrication (1.4%):

3,100	Nucor Corp.	164,176
1,000	Phelps Dodge Corp.	87,400

		251,576

Oil & Gas Exploration, Production and Services (3.4%):

3,400	Diamond Offshore Drilling, Inc.	160,650
1,800	Sunoco, Inc.	184,626
4,200	Valero Energy Corp.	288,204

		633,480

Oil - Integrated Companies (4.0%):

6,600	ChevronTexaco Corp.	354,948
1,700	ConocoPhillips	183,328
3,500	Exxon Mobil Corp.	196,700

		734,976

Pharmaceuticals (3.7%):

7,200	Mylan Laboratories, Inc.	118,800
20,100	Pfizer, Inc.	560,790

		679,590

Restaurants (0.7%):

4,100	McDonald’s Corp.	126,854

Retail (3.3%):

1,950	Federated Department Stores, Inc.	131,528
3,400	Home Depot, Inc.	133,790
4,200	Target Corp.	225,540
2,400	Wal-Mart Stores, Inc.	113,352

		604,210

Semiconductors (4.4%):

16,300	Applied Materials, Inc.(b)	267,483
10,200	Intel Corp.	274,686
9,800	Texas Instruments, Inc.	270,872

		813,041

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Equity Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares	Security Description	Value
Telecommunications (5.3%):

11,800	Avaya, Inc. (b)	107,970
9,400	Motorola, Inc.	163,278
5,800	Nextel Communications, Inc., Class A (b)	175,044
6,300	SBC Communications, Inc.	147,294
8,000	Sprint Corp.	189,520
5,800	Verizon Communications, Inc.	205,204

		988,310

Tobacco & Tobacco Products (1.0%):

2,800	Altria Group, Inc.	187,992

Transportation & Shipping (1.9%):

1,650	FedEx Corp.	147,543
2,950	Union Pacific Corp.	197,532

		345,075

Utilities – Electric (3.4%):

2,900	Ameren Corp.	158,282
2,700	DTE Energy Co.	128,358
3,500	FPL Group, Inc.	142,275
2,400	TXU Corp.	192,672

		621,587

Total Common Stocks (Cost $14,257,265)		18,378,683

Investments in Affiliates (0.6%):

Investment Companies (0.6%):

111,305	American Performance Institutional Cash Management Fund	111,305

Total Investments in Affiliates (Cost $111,305)		111,305

Total Investments (Cost $14,368,570) (a) - 99.9%		18,489,988
Other assets in excess of liabilities - 0.1%		12,353

NET ASSETS - 100.0%		$18,502,341

(a)	Represents cost for federal income tax and financial reporting purposes and differs from cost basis for fedeeral income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $675,086. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,665,210
Unrealized depreciation	(218,878)

Net unrealized appreciation	$3,446,332

(b)	Represents non-income producing securities.

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Growth Equity Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks (93.7%):

Aerospace/Defense (2.3%):

1,970	Northrop Grumman Corp.	$109,768
3,520	The Boeing Co.	224,928

		334,696

Apparel/Footwear (3.5%):

9,750	Liz Claiborne, Inc.	366,112
2,750	V.F. Corp.	155,183

		521,295

Automotive Parts (5.2%):

4,390	AutoZone, Inc. (b)	397,383
12,370	Navistar International Corp. (b)	377,409

		774,792

Beverages (4.6%):

3,100	Anheuser Busch Co., Inc.	145,235
3,500	Coca Cola Enterprises, Inc.	76,580
6,220	Coca-Cola Co.	277,599
3,370	PepsiCo, Inc.	189,731

		689,145

Business Equipment & Services (0.8%):

1,000	Equifax, Inc.	34,690
1,900	Fiserv, Inc. (b)	81,700

		116,390

Chemicals (2.9%):

6,670	Dow Chemical Co.	302,084
2,700	E.I. Du Pont De Nemours & Co.	125,577

		427,661

Computer Software & Services (9.4%):

2,400	Adobe Systems, Inc.	79,344
5,840	eBay, Inc. (b)	221,978
2,500	Electronic Arts, Inc. (b)	131,350
30,590	Microsoft Corp.	789,221
4,750	Oracle Corp. (b)	60,895
2,730	Yahoo!, Inc. (b)	101,556

		1,384,344

Computers & Peripherals (6.6%):

3,340	Apple Computer, Inc. (b)	132,631
20,240	Cisco Systems, Inc. (b)	392,252
3,580	Dell Computer Corp. (b)	142,806
3,660	International Business Machines Corp.	276,513
2,600	Symbol Technologies, Inc.	29,926

		974,128

Consumer Products (6.7%):

1,025	Alberto Culver Co., Class B	45,438
1,360	Avon Products, Inc.	54,046
450	Clorox Co.	26,285
1,370	Fortune Brands, Inc.	118,505

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Growth Equity Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares	Security Description	Value
21,070	Mattel, Inc.	383,052
6,770	Procter & Gamble Co.	373,366

		1,000,692

Diversified Manufacturing Operations (7.4%):

3,000	3M Co.	229,950
23,610	General Electric Co.	861,292

		1,091,242

Electronic Components/Instruments (0.9%):

1,080	L-3 Communications Holdings, Inc.	76,442
1,500	Waters Corp. (b)	58,275

		134,717

Food Products & Services (2.3%):

6,970	Archer Daniels Midland Co.	138,355
1,690	H.J. Heinz Co.	61,465
1,300	Kellogg Co.	59,137
3,930	Sara Lee Corp.	79,740

		338,697

Health Care (1.6%):

180	IMS Health, Inc.	4,419
1,360	Laboratory Corp. of America Holdings (b)	65,892
3,520	UnitedHealth Group, Inc.	171,002

		241,313

Hotels & Lodging (0.6%):

4,300	Cendant Corp.	91,203

Machinery & Equipment (0.1%):

280	Stanley Works	12,491

Medical Equipment & Supplies (4.8%):

430	Bard (C.R.), Inc.	29,348
1,240	Bausch & Lomb, Inc.	96,832
1,520	Becton Dickinson & Co.	87,324
7,485	Johnson & Johnson	502,243

		715,747

Oil & Gas Exploration, Production and Services (0.7%):

1,600	Schlumberger, Ltd.	109,392

Oil - Integrated Companies (6.1%):

14,460	Exxon Mobil Corp.	812,652
1,810	Marathon Oil Corp.	87,767

		900,419

Paper Products (1.3%):

3,100	Kimberly-Clark Corp.	199,423

Pharmaceuticals (8.6%):

2,200	Abbott Laboratories	106,128
3,410	Amgen, Inc. (b)	213,397
5,810	Bristol-Myers Squibb Co.	147,342
2,200	Eli Lilly & Co.	128,260
5,340	Forest Laboratories Inc., Class A (b)	206,017

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Growth Equity Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares	Security Description	Value
6,080	Merck & Co., Inc.	197,235
4,000	Schering-Plough Corp.	78,000
4,460	Wyeth	193,430

		1,269,809

Printing & Publishing (0.3%):

1,080	McGraw-Hill Cos., Inc.	47,153

Raw Materials (0.4%):

1,030	Sigma-Aldrich Corp.	61,707

Retail (4.2%):

3,870	Home Depot, Inc.	152,285
2,460	Lowe’s Cos., Inc.	140,737
3,930	Staples, Inc.	84,613
2,600	TJX Cos., Inc.	59,618
4,000	Wal-Mart Stores, Inc.	188,919

		626,172

Semiconductors (5.8%):

13,360	Intel Corp.	359,785
5,170	PMC-Sierra, Inc. * (b)	45,341
2,400	QLogic Corp.(b) (b)	76,848
11,100	Semicondutor Holders Trust	381,840

		863,814

Technology (1.4%):

4,590	Advanced Micro Devices, Inc. (b)	75,276
460	General Dynamics Corp.	49,671
1,960	Maxim Integrated Products, Inc.	77,224

		202,171

Telecommunications (0.8%):

7,030	Avaya, Inc. (b)	64,324
17,280	Lucent Technologies, Inc. (b)	48,557

		112,881

Tobacco & Tobacco Products (3.6%):

7,040	Altria Group, Inc.	472,666
1,400	UST, Inc.	62,384

		535,050

Utilities - Electric (0.8%):

9,660	CenterPoint Energy, Inc.	118,432

Total Common Stocks (Cost $11,843,421)		13,894,976

Exchange Traded Funds (6.1%):

8,730	AMEX Technology Select Sector Index Fund	176,521
3,380	Health Care Select Sector Index Fund	105,625
7,400	Industrial Select Sector Index Fund	223,849
3,250	iShares Dow Jones U.S. Industrial Sector Index Fund	178,068
7,390	Utilities Select Sector Index Fund	221,922

Total Exchange Traded Funds (Cost $896,594)		905,985

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Growth Equity Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares	Security Description	Value
Investments in Affiliates (1.7%):

Investment Companies (1.7%):

246,778	American Performance Institutional	246,778

	Cash Management Fund
Total Investments in Affiliates (Cost $246,778)		246,778

Total Investments (Cost $12,986,793) (a) - 101.5%		15,047,739
Liabilities in excess of other assets - (1.5)%		(222,127)

NET ASSETS - 100.0%		$14,825,612

(a)	Represents cost for federal income tax and financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $569,555. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,675,123
Unrealized depreciation	(183,732)

Net unrealized appreciation	$1,491,391

(b)	Represents non-income producing securities.

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Small Cap Equity Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares	Security Description	Value
Common Stocks (83.1%):

Advertising (0.2%):

66	ADVO, Inc.	$2,049
500	Vertrue, Inc. (b)	18,900

		20,949

Aerospace/Defense (1.6%):

720	Armor Holdings, Inc. (b)	27,180
1,280	Cubic Corp.	22,528
580	Curtiss-Wright Corp.	31,714
520	Esterline Technologies Corp. (b)	20,228
380	FEI Co. (b)	7,912
1,240	FLIR Systems, Inc. (b)	33,232
550	Littlefuse, Inc. (b)	16,544
1,200	Moog, Inc. (b)	36,420

		195,758

Airlines (0.3%):

950	Mesa Air Group, Inc. (b)	6,061
1,710	SkyWest, Inc.	31,190

		37,251

Apparel / Footwear (2.5%):

710	Brown Shoe Co., Inc.	24,921
840	Genesco, Inc. (b)	28,770
1,390	Hot Topic, Inc. (b)	29,843
1,198	K-Swiss, Inc., Class S	38,456
920	Kellwood Co.	23,147
250	Oxford Industries, Inc.	8,940
1,618	Quiksilver, Inc. (b)	25,759
850	Russell Corp.	15,895
910	Steven Madden, Ltd. (b)	16,162
2,440	Stride Rite Corp.	29,012
300	Timberland Co. (b)	11,058
1,845	Wolverine World Wide, Inc.	42,397

		294,360

Automotive Parts (1.4%):

970	A.O. Smith Corp.	30,419
920	American Axle & Manufacturing Holdings, Inc.	19,044
1,516	CLARCOR, Inc.	42,585
780	Group 1 Automotive, Inc. (b)	20,834
499	Oshkosh Truck Corp.	39,790
400	Strattec Security Corp. (b)	20,252

		172,924

Banking (5.7%):

1,480	Amgey Bancorp, Inc.	26,359
1,870	BancorpSouth, Inc.	41,795
710	Bank of the Ozarks, Inc.	22,450
600	Capital Crossing Bank (b)	19,488
1,448	Chittenden Corp.	38,010
1,010	Columbia Banking System, Inc.	24,846
760	Corus Bankshares, Inc.	39,003
1,850	Dime Community Bancshares, Inc.	27,935
460	Downey Financial Corp.	34,509
1,046	East West Bancorp, Inc.	35,187
1,210	First Niagara Financial Group, Inc.	15,754
920	Hancock Holding Co.	29,771
1,145	Hudson United Bancorp	39,102

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Small Cap Equity Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares	Security Description	Value
660	Independence Community Bank Corp.	24,737
740	Irwin Financial Corp.	15,533
1,420	Mid-State Bancshares	38,013
1,240	NewAlliance Bancshares, Inc.	17,100
1,320	Prosperity Bancshares, Inc.	35,798
690	Sterling Bancshares, Inc.	9,384
1,220	Suffolk Bancorp	38,235
3,390	TrustCo Bank Corp.	42,206
1,646	Umpqua Holdings Corp.	38,368
1,120	Wilshire Bancorp, Inc.	14,930

		668,513

Broadcasting/Cable (0.3%):

820	4Kids Entertainment, Inc. (b)	15,580
1,600	Cox Radio, Inc. (b)	26,032

		41,612

Building Materials (1.9%):

1,500	ABM Industries, Inc.	28,605
851	Building Materials Holding Corp.	52,787
250	Florida Rock Industries, Inc.	16,363
800	Genlyte Group, Inc. (b)	35,648
187	Griffon Corp. (b)	3,727
508	Hughes Supply, Inc.	13,208
1,180	Simpson Manufacturing Co., Inc.	33,913
870	USG Corp. (b)	39,890

		224,141

Business Equipment & Services (2.8%):

820	Administaff, Inc.	17,515
640	CDI Corp.	13,658
68	Checkpoint Systems, Inc. (b)	1,198
750	Convergys Corp. (b)	10,223
1,280	EPIQ Systems, Inc. (b)	20,928
440	FTI Consulting, Inc. (b)	9,676
605	Global Payments, Inc.	41,926
1,210	iPass, Inc. (b)	7,466
880	Labor Ready, Inc. (b)	18,163
480	LECG Corp. (b)	9,254
990	MAXIMUS, Inc.	33,947
410	NDCHealth Corp.	6,872
1,550	OCA, Inc. (b)	6,355
570	SOURCECORP, Inc. (b)	12,204
890	Spherion Corp. (b)	4,868
520	StarTek, Inc.	7,254
1,690	Tetra Tech, Inc. (b)	20,365
905	United Stationers, Inc. (b)	44,371
550	Volt Information Sciences, Inc. (b)	10,808
1,429	Watson Wyatt & Co. Holdings	37,611

		334,662

Chemicals (1.1%):

1,280	Fuller (H. B.) Co.	41,471
440	Georgia Gulf Corp.	13,983
580	Lubrizol Corp.	22,835
1,230	Schulman, Inc.	20,123
2,807	Wellman, Inc.	31,551

		129,963

Commercial Services (0.3%):

1,035	Aaron Rents, Inc.	23,402

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Small Cap Equity Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares	Security Description	Value
540	NCO Group, Inc. (b)	10,724

		34,126

Computer Software & Services (4.4%):

1,066	Activision, Inc (b)	16,800
900	ANSYS, Inc. (b)	30,006
1,257	Brady Corp.	38,426
710	CACI International, Inc., Class A (b)	45,767
800	Carreker-Antinori Corp. (b)	4,200
550	Catapult Communications Corp. (b)	7,739
960	CIBER, Inc. (b)	7,824
604	Cognex Corp.	15,680
1,380	Dendrite International, Inc. (b)	21,390
1,140	FactSet Research Systems, Inc.	36,491
1,010	FileNET Corp. (b)	28,139
770	FindWhat.com (b)	4,096
485	Hyperion Solutions Corp. (b)	21,403
1,100	Internet Security Systems, Inc. (b)	24,420
550	JDA Software Group, Inc. (b)	7,106
1,040	Mantech International Corp. (b)	29,879
430	MRO Software, Inc (b)	6,450
1,490	Pinnacle Systems, Inc. (b)	8,806
1,500	Progress Software Corp. (b)	43,755
860	Serena Software, Inc. (b)	16,830
700	Sybase, Inc. (b)	14,280
1,297	Take-Two Interactive Software, Inc. (b)	33,411
1,270	THQ, Inc. (b)	35,420
970	Verity, Inc. (b)	8,274
1,000	WebEx Communications, Inc. (b)	26,860

		533,452

Computers & Peripherals (1.2%):

700	Anixter International, Inc. (b)	26,467
710	Black Box Corp.	24,410
570	Hutchinson Technology, Inc. (b)	23,581
930	Komag, Inc. (b)	26,830
700	Mercury Computer Systems, Inc. (b)	20,230
186	Paxar Corp. (b)	3,277
700	Planar Systems, Inc. (b)	5,628
310	ScanSource, Inc. (b)	15,218

		145,641

Construction (0.9%):

248	EMCOR Group, Inc. (b)	11,780
572	MDC Holdings, Inc.	41,304
50	NVR, Inc. (b)	37,950
430	URS Corp. (b)	14,547

		105,581

Consumer Products (1.4%):

6,905	A.T. Cross Co., Class A (b)	34,731
1,200	Delta & Pine Land Co.	32,400
1,510	Fossil, Inc. (b)	32,239
1,130	Nautilus Group, Inc.	30,250
1,070	Russ Berrie & Co., Inc.	13,921
480	Stanley Furniture Co., Inc.	20,280

		163,821

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Small Cap Equity Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares	Security Description	Value
Diversified Manufacturing Operations (2.0%):

910	Albany International Corp.	28,456
762	AptarGroup, Inc.	38,100
740	Briggs & Stratton Corp.	25,056
98	Carbo Ceramics, Inc.	7,021
350	Cuno, Inc. (b)	24,885
900	Gentek, Inc.	9,819
250	Hillenbrand Industry, Inc.	12,615
1,550	Lennox International, Inc.	32,922
1,270	Tredegar Corp.	19,368
628	Watts Industries, Inc., Class A	21,873
320	Woodward Governor Co.	24,758

		244,873

Electronic Components/Instruments (2.1%):

46	Acuity Brands, Inc.	1,129
540	Advanced Energy Industries, Inc. (b)	5,152
400	Bel Fuse, Inc.	11,960
700	Belden CDT, Inc.	14,084
774	Benchmark Electronics, Inc. (b)	24,513
820	C&D Technologies, Inc.	6,002
870	CTS Corp.	9,266
540	Daktronics, Inc. (b)	12,577
870	Electro Scientific Industries, Inc. (b)	15,608
710	Input/Output, Inc. (b)	4,210
430	Keithley Instruments, Inc.	6,334
700	Measurement Specialties, Inc. (b)	13,580
1,280	Methode Electronics, Inc., Class A	15,283
550	Omnivision Technologies, Inc. (b)	8,701
525	Park Electrochemical Corp.	12,180
520	Rogers Corp. (b)	21,523
1,940	SBS Technologies, Inc. (b)	18,837
1,150	Trimble Navigation Ltd. (b)	45,666
740	Vicor Corp.	9,842

		256,447

Entertainment (0.4%):

360	Aztar Corp. (b)	11,498
587	Polaris Industries, Inc.	30,800
334	Shuffle Master, Inc. (b)	9,152

		51,450

Financial Services (2.5%):

760	A.G. Edwards, Inc.	31,396
700	Accredited Home Lenders (b)	29,379
870	Alliance Capital Management Holding LP	39,497
1,320	ASTA Funding, Inc.	36,854
289	Coinstar, Inc. (b)	5,474
1,330	CompuCredit Corp. (b)	41,934
1,690	eFunds Corp. (b)	34,172
960	Friedman, Billings, Ramsey Group, Inc.	12,528
935	Investment Technology Group, Inc. (b)	18,457
200	iStar Financial, Inc.	8,380
1,180	Janus Capital Group, Inc.	18,125
166	Piper Jaffray Companies, Inc. (b)	4,693

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Small Cap Equity Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares	Security Description	Value
610	World Acceptance Corp. (b)	15,891

		296,780

Food Products & Services (2.3%):

420	Cal-Maine Foods, Inc.	2,726
1,380	Corn Products International, Inc.	30,484
1,312	Flowers Foods, Inc.	42,836
1,170	Hain Celestial Group, Inc. (b)	21,060
690	J & J Snack Foods, Inc.	34,058
410	John B. Sanfilippo & Son, Inc. (b)	8,672
1,570	Nature’s Sunshine Products, Inc.	25,858
860	Performance Food Group Co. (b)	23,272
630	Ralcorp Holdings, Inc.	24,028
900	Sanderson Farms, Inc.	34,110
870	United Natural Foods, Inc. (b)	28,223

		275,327

Health Care (3.6%):

860	Accredo Health, Inc. (b)	38,545
810	American Healthways, Inc. (b)	31,809
1,050	AMERIGROUP Corp. (b)	41,202
580	Amsurg Corp. (b)	15,637
420	Arthrocare Corp. (b)	13,541
600	Centene Corp. (b)	19,290
134	Coventry Health Care, Inc. (b)	9,329
650	Cross Country Healthcare, Inc. (b)	11,018
550	Health Net, Inc. (b)	18,827
1,010	Hooper Holmes, Inc.	4,040
360	Humana, Inc. (b)	13,090
706	IDEXX Laboratories, Inc. (b)	40,757
1,070	Odyssey Healthcare, Inc. (b)	14,188
280	PacifiCare Health Systems, Inc. (b)	17,592
581	Pediatrix Medical Group, Inc. (b)	42,779
500	RehabCare Group, Inc. (b)	13,895
650	Sierra Health Services, Inc. (b)	42,945
520	Sunrise Senior Living, Inc. (b)	27,118
92	United Surgical Partners International, Inc. (b)	4,429
270	Wellchoice, Inc. (b)	15,417

		435,448

Home Builders (1.7%):

795	Beazer Homes USA, Inc.	42,501
610	M/I Homes, Inc.	30,793
620	Meritage Corp. (b)	45,086
540	Ryland Group, Inc.	36,990
564	Standard Pacific Corp.	45,188

		200,558

Insurance (3.7%):

560	Conseco, Inc. (b)	11,200
833	Delphi Financial Group, Inc.	35,319
1,170	First American Corp.	45,278
1,709	Fremont General Corp.	36,761
800	Hilb, Rogal & Hamilton Co.	27,272
782	LandAmerica Financial Group, Inc.	43,948
237	National Western Life Insurance Co., Class A (b)	43,460
506	Philadelphia Consolidated Holding Corp. (b)	41,730

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Small Cap Equity Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares	Security Description	Value
930	ProAssurance Corp. (b)	36,382
848	Selective Insurance Group, Inc.	40,814
1,010	Stewart Information Services Corp.	39,643
1,090	UICI	27,414
271	Zenith National Insurance Corp.	17,168

		446,389

Lumber (0.2%):

720	Universal Forest Products, Inc.	28,656

Machinery & Equipment (2.8%):

990	Engineered Support Systems, Inc.	38,610
550	Gardner Denver, Inc. (b)	21,093
619	IDEX Corp.	23,776
700	JLG Industries, Inc.	17,843
720	Lone Star Technologies, Inc. (b)	29,844
310	Roper Industries, Inc.	21,669
700	Stewart & Stevenson Services, Inc.	16,723
1,032	Timken Co.	24,252
907	Toro Co.	39,046
810	Tractor Supply Co. (b)	35,980
490	W.W. Grainger, Inc.	26,651
965	Watsco, Inc.	42,643

		338,130

Medical - Biotechnology (0.9%):

890	Biolase Technology, Inc.	6,283
430	Biosite, Inc. (b)	23,525
745	Enzo Biochem, Inc. (b)	11,376
866	Pharmaceutical Product Development, Inc. (b)	41,898
640	Techne Corp. (b)	29,824

		112,906

Medical Equipment & Supplies (3.8%):

178	Cerner Corp. (b)	11,632
700	CONMED Corp. (b)	21,938
507	Cooper Companies, Inc.	33,487
480	Datascope Corp.	14,611
755	Diagnostic Products Corp.	32,873
209	Haemonetics Corp. (b)	8,506
660	Immucor, Inc. (b)	22,110
495	Intermagnetics General Corp. (b)	14,291
720	Invacare Corp.	32,119
49	Mentor Corp.	2,005
770	Merit Medical Systems, Inc. (b)	11,265
790	Owens & Minor, Inc.	24,490
950	PolyMedica Corp.	33,345
1,250	Priority Healthcare Corp., Class B (b)	28,600
384	ResMed, Inc. (b)	23,988
654	Respironics, Inc. (b)	43,714
1,050	Sybron Dental Specialties, Inc. (b)	38,924
1,140	Viasys Healthcare, Inc. (b)	26,505
620	Vital Signs, Inc.	26,145

		450,548

Metals - Processing & Fabrication (3.2%):

500	Carpenter Technology Corp.	27,000
725	Century Aluminum Co. (b)	16,247
569	Cleveland Cliffs, Inc.	33,360

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Small Cap Equity Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares	Security Description	Value
1,285	Commercial Metals Co.	33,616
840	Encore Wire Corp. (b)	9,240
874	Maverick Tube Corp. (b)	26,404
490	Metal Management, Inc.	9,001
1,120	Mueller Industries, Inc.	30,240
280	Nucor Corp.	14,829
715	Quanex Corp.	37,100
920	Reliance Steel & Aluminum Co.	35,411
850	Ryerson Tull, Inc.	12,937
390	Schnitzer Steel Industries, Inc.	9,017
1,210	Shaw Group, Inc. (b)	24,382
1,018	Steel Dynamics, Inc.	27,374
740	Steel Technologies, Inc.	14,800
1,040	Wheeling-Pittsburgh Corp. (b)	18,450

		379,408

Oil & Gas Exploration, Production and Services (3.5%):

660	Cabot Oil & Gas Corp.	20,691
500	Cal Dive International, Inc. (b)	22,700
920	Cimarex Energy Co. (b)	34,620
227	Frontier Oil Corp.	11,103
1,110	Gulf Island Fabrication, Inc.	22,311
760	Headwaters, Inc. (b)	25,141
10	Houston Exploration Co. (b)	510
520	Hydril Co. (b)	26,993
570	Oceaneering International, Inc. (b)	20,805
535	Offshore Logistics, Inc. (b)	16,756
370	Petroleum Development Corp. (b)	9,668
881	Remington Oil & Gas Corp. (b)	27,311
810	Spinnaker Exploration Co. (b)	24,843
1,656	St. Mary Land & Exploration Co.	43,088
838	Stone Energy Corp. (b)	36,059
420	Swift Energy Co. (b)	14,343
530	TETRA Technologies, Inc. (b)	14,628
902	Unit Corp. (b)	35,196
680	World Fuel Services Corp.	17,918

		424,684

Oil - Integrated Companies (0.7%):

662	BP Prudhoe Bay Royalty Trust	42,825
1,014	Dominion Resources Black Warrior Trust	40,661

		83,486

Paper Products (0.5%):

780	Louisiana-Pacific Corp.	19,640
910	Schweitzer Mauduit International, Inc.	27,273
1,310	Wausau Paper Mills Co.	16,375

		63,288

Pharmaceuticals (0.7%):

610	Alpharma, Inc.	7,851
440	Bradley Pharmaceuticals, Inc. (b)	4,404
410	Medicis Pharmaceutical Corp., Class A	11,554
1,590	NBTY, Inc. (b)	35,361
500	Noven Pharmaceuticals, Inc. (b)	9,000
930	PAREXEL International Corp. (b)	16,973

		85,143

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Small Cap Equity Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares	Security Description	Value
Printing & Publishing (1.0%):

800	Consolidated Graphics, Inc. (b)	33,864
860	Global Imaging Systems, Inc. (b)	27,339
126	Imagistics International, Inc. (b)	3,394
920	John H. Harland Co.	34,657
1,110	Thomas Nelson, Inc.	25,808

		125,062

Raw Materials (0.3%):

810	AMCOL International Corp.	15,714
464	Massey Energy Co.	18,760

		34,474

Recreational Products (1.4%):

850	Arctic Cat, Inc.	18,360
930	Handleman Co.	16,880
950	Jakks Pacific, Inc. (b)	19,637
930	K2, Inc. (b)	11,709
1,890	Monaco Coach Corp.	31,015
1,080	SCP Pool Corp.	38,685
1,020	Winnebago Industries, Inc.	33,343

		169,629

REITS (2.7%):

400	Agree Realty Corp.	11,500
600	American Land Lease, Inc.	12,960
2,055	Annaly Mortgage Management, Inc.	38,737
1,100	Anthracite Capital, Inc.	12,826
3,520	Anworth Mortgage Asset Corp.	33,651
500	BRT Realty Trust	11,275
1,100	Capital Lease Funding, Inc.	12,133
1,000	Capstead Mortgage Corp.	9,420
400	Correctional Properties Trust	10,400
800	Luminent Mortgage Capital, Inc.	8,408
4,870	MFA Mortgage Investments, Inc.	34,528
800	MortgageIT Holdings, Inc.	13,560
100	New York Mortgage Trust, Inc.	913
310	Novastar Financial, Inc.	11,408
600	One Liberty Properties, Inc.	11,430
100	PMC Commercial Trust	1,475
1,421	RAIT Investment Trust	40,641
740	Redwood Trust, Inc.	38,280
400	Universal Health Realty Income Trust	14,788

		328,333

Restaurants (1.5%):

600	CBRL Group, Inc.	24,432
628	CEC Entertainment, Inc. (b)	25,465
980	Jack In the Box, Inc. (b)	40,651
56	Landry’s Seafood Restaurants, Inc. (b)	1,678
830	Lone Star Steakhouse & Saloon, Inc.	25,074
580	Papa John’s International, Inc. (b)	22,620
558	RARE Hospitality International, Inc. (b)	17,315
1,620	Ryan’s Restaurant Group, Inc. (b)	22,615

		179,850

Retail (5.6%):

520	Action Performance Cos., Inc.	4,841

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Small Cap Equity Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares	Security Description	Value
1,350	Burlington Coat Factory Warehouse Corp.	44,754
1,050	Casey’s General Stores, Inc.	18,942
1,160	Cato Corp., Class A	33,478
789	Children’s Place Retail Stores, Inc. (b)	36,854
1,300	Christopher & Banks Corp.	23,790
510	Cost Plus, Inc. (b)	11,863
695	Electronics Boutique Holdings Corp. (b)	41,220
1,070	Ethan Allen Interiors, Inc.	33,384
940	Finish Line, Inc., Class A	18,725
1,080	Fred’s, Inc.	16,016
1,600	Goody’s Family Clothing	11,360
1,210	Gymboree Corp. (b)	16,020
950	Hancock Fabrics, Inc.	5,596
700	Hibbet Sporting Goods, Inc. (b)	24,584
1,480	Insight Enterprises, Inc. (b)	28,978
560	J. Jill Group, Inc. (b)	7,140
580	Jo-Ann Stores, Inc. (b)	15,515
820	Kirkland’s, Inc. (b)	7,290
111	La-Z-Boy, Inc.	1,482
1,220	Linens ‘n Things, Inc. (b)	29,731
252	Longs Drug Stores, Inc.	10,342
266	Men’s Wearhouse, Inc. (b)	13,664
1,414	Movie Gallery, Inc.	45,192
1,050	Pep Boys-Manny, Moe & Jack, Inc.	14,028
490	Pier 1 Imports, Inc.	8,227
151	Sears Holdings Corp. (b)	22,152
367	Shopko Stores, Inc. (b)	8,702
1,550	Stein Mart, Inc. (b)	37,293
1,250	Too, Inc. (b)	24,850
1,340	Zale Corp. (b)	41,781

		657,794

Semiconductors (3.5%):

870	Actel Corp. (b)	12,867
2,240	Adaptec, Inc. (b)	8,915
1,960	Aeroflex, Inc. (b)	15,680
1,050	Applied Industrial Technologies, Inc.	31,962
640	ATMI, Inc. (b)	17,984
2,860	Axcelis Technologies, Inc. (b)	19,019
330	Brooks Automation, Inc. (b)	4,976
590	Coherent, Inc. (b)	19,370
890	Cohu, Inc.	17,106
740	Cymer, Inc. (b)	21,023
1,120	DSP Group, Inc. (b)	26,342
960	Exar Corp. (b)	13,824
1,060	Helix Technology Corp.	13,367
1,550	Microsemi Corp. (b)	31,977
510	MKS Instruments, Inc. (b)	8,517
670	Mykrolis Corp. (b)	9,038
150	Photon Dynamics, Inc. (b)	2,897
610	Photronics, Inc. (b)	14,048
910	Power Integrations, Inc. (b)	21,676
410	Rudolph Technologies, Inc. (b)	5,912
1,220	Semitool, Inc. (b)	10,699
1,020	Silicon Storage Technology, Inc. (b)	3,509

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Small Cap Equity Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares	Security Description	Value
2,760	Skyworks Solutions, Inc. (b)	17,471
960	Standard Microsystems Corp. (b)	15,610
700	Ultratech Stepper, Inc. (b)	12,271
1,100	Varian Semiconductor Equipment Associates, Inc. (b)	44,638

		420,698

Technology (1.1%):

340	BEI Technologies, Inc.	8,741
610	Dionex Corp. (b)	27,359
930	Inter-Tel, Inc.	19,093
640	Intergraph Corp. (b)	20,090
1,000	Micros Systems, Inc. (b)	44,980
430	Wilson Greatbatch Technologies, Inc. (b)	10,337

		130,600

Telecommunications (0.7%):

780	Audiovox Corp. (b)	11,411
1,470	C-COR, Inc. (b)	10,114
250	Golden Telecom, Inc.	6,555
809	Harmonic, Inc. (b)	5,040
670	J2 Global Communications, Inc. (b)	23,504
1,230	Symmetricom, Inc. (b)	13,874
230	UTStarcom, Inc. (b)	1,693
610	ViaSat, Inc. (b)	12,377

		84,568

Tobacco & Tobacco Products (0.2%):

560	Universal Corp.	24,864

Transportation & Shipping (2.1%):

950	Arkansas Best Corp.	31,094
1,020	EGL, Inc. (b)	19,411
496	Forward Air Corp.	13,318
1,985	Heartland Express, Inc.	39,798
115	Kirby Corp. (b)	4,906
1,270	Knight Transportation, Inc.	31,052
1,140	Landstar System, Inc. (b)	38,463
780	Overnite Corp.	33,244
674	Yellow Roadway Corp. (b)	35,573

		246,859

Utilities - Diversified (0.6%):

1,040	UGI Corp.	27,570
800	WPS Resources Corp.	44,104

		71,674

Utilities - Natural Gas (1.8%):

619	Energen Corp.	40,346
882	New Jersey Resources Corp.	39,778
980	NICOR, Inc.	38,710
860	Piedmont Natural Gas Co., Inc.	21,036
668	Southwestern Energy Co. (b)	46,627
910	WGL Holdings, Inc.	29,611

		216,108

Total Common Stocks (Cost $8,282,442)		9,966,788

Exchange Traded Funds (14.7%):

7,460	iShares Russell 2000 Index Fund	913,104
5,301	S&P Smallcap 600 Index Fund	847,206

Total Exchange Traded Funds (Cost $1,681,526)		1,760,310

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Small Cap Equity Fund

Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Shares	Security Description	Value
Investments in Affiliates (2.2%):

Investment Companies (2.2%):

263,913	American Performance Institutional Cash Management Fund	263,913

Total Investments in Affiliates (Cost $263,913)		263,913

Total Investments (Cost $10,227,881) (a) - 100.0%		11,991,011
Liabilities in excess of other assets - 0.0%		(1,033)

NET ASSETS - 100.0%		$11,989,978

(a)	Represents cost for federal income tax and financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $9,914. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,182,415
Unrealized depreciation	(429,199)

Net unrealized appreciation	$1,753,216

(b)	Represents non-income producing securities.

See notes to schedule of investments.

AMERICAN PERFORMANCE FUNDS

Notes to Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Securities Valuation:

The U.S. Treasury Fund, the Institutional U.S. Treasury Fund, the Cash Management Fund, and the Institutional Cash Management Fund, and the Institutional Tax-Free Money Market Fund (“the Money Market Funds”) have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, the Equity Fund, the Growth Equity Fund, and the Small Cap Equity Fund (“the Variable Net Asset Value Funds”) investments in securities, the principal market for which is a securities exchange are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded.

With regard to each of the above-mentioned Funds’ securities the principal market for which is not a securities exchange are valued of their latest bid quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their market value as determined pursuant to these valuation procedures established by and under the general supervision of the Board of Trustees. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates market value. Repurchase agreements are valued at original cost. Open ended mutual fund investments will be valued at the most recently calculated net asset value. Closed end mutual fund investments will be valued at their market values based upon the latest available sale price.

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

Security Transactions and Related Income:

Security transactions are accounted for no later than the first calculation on the first business day following the trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount for both financial reporting and tax purposes. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Purchased on a When-issued Basis and Delayed Delivery Basis:

Each Fund may purchase securities on a ‘‘when-issued’’ basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until the settlement date.

AMERICAN PERFORMANCE FUNDS

Notes to Schedule of Portfolio Investments

May 31, 2005

(Unaudited)

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the respective investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Performance Funds

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar
Treasurer

Date	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar
Treasurer

Date	July 28, 2005

By (Signature and Title)*	/s/ Walter B. Grimm
Walter B. Grimm
President

Date	July 28, 2005

*	Print the name and title of each signing officer under his or her signature.